SEMIANNUAL REPORT

JUNE 30, 1998



TIP

TEMPLETON
INVESTMENT
PLUS

/bullet/ TEMPLETON VARIABLE PRODUCTS SERIES FUND




[LOGO](R)

FRANKLIN(R) TEMPLETON(R)


PAGE



A WORD ABOUT RISK


All of the portfolios are subject to certain risks, which will cause investment return and the value of your prinicpal to increase or decrease. Generally, investments offering the potential for higher returns are accompanied by a higher degree of risk. Stocks and other equities, representing an ownership interest in an individual company, historically have outperformed other asset classes over the long term, but tend to rise and fall more dramatically over the shorter term. Securities of smaller companies, and companies involved in reorganization or bankruptcy, may have greater price swings and greater credit and other risks.

Bonds and other debt obligations are affected by the creidtworthiness of their issuers, and changes in interest rates, with prices declining as interest rates increase. High yield, lower-rated ("junk") bonds generally have greater price swings and higher default risks than investment grade bonds. An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. government. The portfolio attempts to maintain a stable net asset value of $1.00 per share, but there can be not assurance that it will.

Foreign investing, especially in emerging market countries, has additional risks such as changes in currency values, market price swings, and economic, poltitical or social instability. These and other risks pertaining to specific portfolios, such as specialized industry or geographical sectors or use of complex securities, are discussed in the prospectus. Your investment representative can help you determine which portfolios may be right for you.





PAGE



TABLE OF CONTENTS



Letter To Contract Owners ...........................................          2

CLASS 1 Portfolio Reports

   Templeton Asset Allocation Fund ..................................       TA-1

   Templeton Bond Fund ..............................................       TB-1

   Templeton Developing Markets Fund ................................       TD-1

   Templeton International Fund .....................................       TI-1

   Templeton Money Market Fund ......................................       TM-1

   Templeton Stock Fund .............................................       TS-1


Templeton Investment Plus (TIP) is an individual deferred variable annuity contract issued by the Phoenix Home Life Mutual Insurance Company. On the following pages, you will find a report on each of the portfolios available within TIP.


-------------------------------------------------------------------------------
PLEASE NOTE:
Templeton Variable Products Series Fund ("the Trust") currently consists of ten separate investment portfolios, nine of which offer Class 1 and Class 2 shares. Only the portfolios and class listed in the above Table of Contents are currently available under your insurance contract. Please consult prospectuses for your insurance contract and the Trust for further information.
-------------------------------------------------------------------------------

TVPSF.98SA.PHOENIX-TIP

PAGE


LETTER TO CONTRACT OWNERS


Dear Contract Owner:

We are pleased to bring you this semiannual report of Templeton Variable Products Series Fund for the six months ended June 30, 1998.

During the reporting period, relatively low interest rates, benign inflation, and moderate economic growth contributed to strong stock and bond market performance in the U.S. and most of Europe. However, financial crises in Asia adversely affected emerging markets there and in other areas such as Latin America.

In the U.S., large cap stocks performed especially well, with the Dow Jones(R) Industrial Average advancing 13.2% during the six-month period and the Standard & Poor's(R) 500 Stock Index increasing 16.8%. Small cap stocks recorded positive results, and the Russell 2000(R) Index rose 4.4% during the six months under review.*

Many European stock markets also advanced as corporations there announced plans to cut costs, improve efficiency, reduce debt burdens and buy back shares. France, Germany, and Spain (three countries whose equity markets each rose over 35% during the period) were among the region's top performers.*

In Asia, Indonesia's equity market plummeted 59.7%, Singapore's fell 29.5%, and Hong Kong's declined 18.6% during the six-month period. Although most Latin American stock markets were resistant to Asia's woes early in the reporting period, they tumbled later, resulting in significant declines for the period as a whole. Argentina's market was down 18.9%, Mexico's 25.7%, and Brazil's 8.1%.*



* Sources: Standard & Poor's Micropal and Bloomberg. Indices are unmanaged. Price appreciation or depreciation is measured in U.S. dollars and includes reinvested dividends or interest. One cannot invest directly in an index. Dow Jones Industrial Average's total return is calculated by Wilshire Associates, Inc.

2

PAGE


With regard to debt obligations, U.S. bond prices** rose, and European fixed-income markets generally performed well in local currency terms, but due to the Asian currency crises, bond prices in developing markets experienced severe volatility and fell slightly during the period. The Salomon Brothers World Government Bond Index, representative of government bonds in developed countries, produced a 2.8% total return for the reporting period, while the J.P. Morgan Emerging Markets Bond Index Plus, which tracks the performance of bond markets in developing nations, declined 1.1%.*

It is important to remember, of course, that all securities markets move up and down, and that mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, we urge you to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

We appreciate your participation in Templeton Variable Products Series Fund and look forward to serving your investment needs in the years to come.

Sincerely,

/s/CHUCK JOHNSON
---------------------
Charles E. Johnson
President
Templeton Variable Products Series Fund





* Sources: Standard & Poor's Micropal and Bloomberg. Indices are unmanaged. Price appreciation or depreciation is measured in U.S. dollars and includes reinvested dividends or interest. One cannot invest directly in an index. Dow Jones Industrial Average's total return is calculated by Wilshire Associates, Inc.

**As measured by 30-year Treasury securities.


                                                                               3

PAGE


                       This page intentionally left blank.

PAGE


                                                 TEMPLETON ASSET ALLOCATION FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: TEMPLETON ASSET ALLOCATION FUND SEEKS A HIGH LEVEL OF TOTAL RETURN THROUGH A FLEXIBLE POLICY OF INVESTING IN STOCKS OF COMPANIES IN ANY NATION, DEBT OBLIGATIONS OF COMPANIES AND GOVERNMENTS OF ANY NATION, AND MONEY MARKET INSTRUMENTS. THE FUND'S ASSETS ARE ALLOCATED AMONG DIFFERENT INVESTMENTS AMONG THESE THREE MARKET SEGMENTS DEPENDING UPON WORLDWIDE MARKET AND ECONOMIC CONDITIONS.
-------------------------------------------------------------------------------

TEMPLETON ASSET ALLOCATION FUND
Portfolio Breakdown
Based on Total Net Assets
6/30/98


This chart shows in pie format the portfolio breakdown of Templeton Variable Products Series Fund - Templeton Asset Allocation Fund, based on total net assets as of June 30, 1998.

[PIE CHART APPEARS HERE]

Stocks 80.0%
Bonds  19.2%
Short-Term Investments & Other Net Assets 0.8%


The Asian financial crisis and its effects on companies around the world continued to dominate economic news during the first half of 1998. As stock and bond markets encountered severe volatility, investors experienced the negative implications of global corporate interdependence.

In Asia, bad debts, foreign exchange exposure, and political instability sent equity markets tumbling, and indicated that the region's economic problems were far from over. At the end of the reporting period, our exposure to Asian stocks was less than 7% of total net assets, with most of these holdings in Hong Kong. Although the crisis required us to exercise extra caution when making investment decisions in these markets, it gave us an opportunity to uncover long-term investments at what we believed to be bargain prices. We intend to focus on companies with quality management, strong balance sheets, and prospects for long-term earnings growth.

Equity markets in Latin America also declined as fears about the Asian crisis spread to all emerging markets. However, we believed the downturn in Latin American stocks to be a short-term phenomenon and viewed it as an opportunity to search for potential investments there.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page TA-7 of this report.


                                                                            TA-1

PAGE


TEMPLETON ASSET ALLOCATION FUND
GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
6/30/98


This chart shows in bar format the geographic distribution of Templeton Variable Products Series Fund - Templeton Asset Allocation Fund, based on total net assets as of June 30, 1998.

[BAR CHART APPEARS HERE]

EUROPE 48.6%
NORTH AMERICA 22.5%
LATIN AMERICA 14.8%
ASIA 6.6%
AUSTRALIA/NEW ZEALAND 5.8%
MIDDLE EAST/AFRICA 0.9%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS 0.8%


Although trading at historically high valuations, domestic equities were considered a "safe haven" from the economic turmoil in Asia and the U.S. market continued its upward march. The unmanaged Standard & Poor's 500 Stock Index posted a 16.8% total return for the period and we reduced the Fund's U.S. equity exposure from 16.2% of total net assets to 13.1% because we believed the market was fully valued. However, many of our remaining U.S. holdings performed well for the Fund. For example, telecommunications company Lucent Technologies Inc. increased 108.5% during the period.

The Fund also benefited from its large exposure to European equities. Interest rates fell in several European nations as the region prepared for the European Monetary Union, and stock markets there performed strongly. The financial sector performed especially well, with Banque Nationale de Paris BNP and Axa-UAP ranking among the Fund's top performers.

With regard to fixed-income securities, domestic bond prices experienced some volatility due to the Asian crisis, but finished the period higher as a result of moderate economic growth and benign inflation. European bond prices were positively influenced by developments in the U.S., as well as by the arrangements to establish a common European currency. Responding to these conditions, we positioned the Fund to capture gains from falling interest rates in industrial markets and to earn relatively high yields while avoiding undue credit or currency risk in emerging markets. We increased the Fund's average maturity and shifted exposure away from what we believed to be riskier European bond markets, such as Sweden, Denmark, and Spain. At the same time, we increased our holdings in core European markets, such as France and the United Kingdom. We concentrated our emerging market bond holdings in major Latin American countries, such as Argentina, Brazil, and Mexico, which provided relatively stable returns during an otherwise volatile period for Asian and Eastern European bond markets.


TA-2

PAGE


Please remember that this discussion accurately reflects our views and opinions as of June 30, 1998, the end of the reporting period. However, it is not necessarily a complete analysis of every material fact regarding any industry, security, or investment. Keep in mind that market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

It is important to remember that investments in foreign securities involve special risks including changes in currency values, market price swings, and economic, social, and political developments in the countries where the portfolios are invested. Developing markets involve similar but higher risks related to their smaller size and lesser liquidity. These risks are discussed in the prospectus.

We thank you for investing in Templeton Asset Allocation Fund, and welcome your comments or suggestions.

Sincerely,

/s/GARY R. CLEMONS

Gary R. Clemons
Portfolio Manager
Templeton Asset Allocation Fund


/s/TOM LATTa

Thomas Latta
Portfolio Manager
Templeton Asset Allocation Fund


TEMPLETON ASSET ALLOCATION FUND
Top 10 Equity Holdings
Based on Total Net Assets
6/30/98

This chart lists the top 10 equity holdings, including industry and country, of Templeton Variable Products Series Fund -Templeton Asset Allocation Fund, based on total net assets as of June 30, 1998.

COMPANY,
INDUSTRY,                                              % OF TOTAL
COUNTRY                                                NET ASSETS
--------------------------------------------------------------------------------

Axa-UAP,
Financial Services, France                             3.4%

Banque Nationale de Paris BNP,
Banking, France                                        3.2%

Zuerich Versicherungs, new,
Insurance, Switzerland                                 2.4%

Alcatel Alsthom Cie
Generale D'Electricite SA,
Electrical & Electronics, France                       2.4%

Lucent Technologies Inc.,
Telecommunications, U.S.                               2.1%

Philips Electronics NV,
Electrical & Electronics,
Netherlands                                            2.1%

Mertita Ltd., A,
Banking, Finland                                       1.9%

YPF Sociedad
Anonima, ADR,
Energy Sources, Argentina                              1.7%

News Corp. Ltd.,
Broadcasting & Publishing,
Australia                                              1.7%

British Steel Plc., ADR,
Metals & Mining,
United Kingdom                                         1.7%


For a complete list of portfolio holdings, please see the Fund's Statement of Investments.


                                                                            TA-3

PAGE


PERFORMANCE SUMMARY


CLASS 1

Templeton Asset Allocation Fund - Class 1 delivered a 9.16% total return for the six-month period ended June 30, 1998. Total return of Class 1 shares represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results. Past expense reductions by the manager increased returns.

NOTE: PERFORMANCE REFLECTS THE FUND'S CLASS 1 OPERATING EXPENSES, BUT DOES NOT INCLUDE ANY CONTRACT FEES, EXPENSES, OR SALES CHARGES. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER. THESE CONTRACT CHARGES AND DEDUCTIONS, PARTICULARLY FOR VARIABLE LIFE POLICIES, CAN HAVE A SIGNIFICANT EFFECT ON CONTRACT VALUES AND INSURANCE BENEFITS. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THESE CHARGES, INCLUDING SALES CHARGES.

TEMPLETON ASSET ALLOCATION FUND - CLASS 1
Periods ended 6/30/98

                                                                                SINCE
                                                                              INCEPTION
                                                        1-YEAR      5-YEAR    (8/24/88)
---------------------------------------------------------------------------------------
  Average Annual Total Return                            9.35%      15.23%     12.97%

  Cumulative Total Return                                9.35%     103.16%    232.36%

  Value of $10,000 Investment                          $10,935     $20,316    $33,236

                                 6/30/94    6/30/95    6/30/96     6/30/97    6/30/98
---------------------------------------------------------------------------------------
  One-Year Total Return            8.70%     13.90%     18.46%      26.67%      9.35%


Investment return and the value of your principal will go up and down with market conditions, currencies and the economic, social, and political climates of the countries where investments are made. Emerging markets involve similar but higher risks related to their smaller size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.


TA-4

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
Financial Highlights

                                                 SIX MONTHS
                                                    ENDED                            YEAR ENDED DECEMBER 31,
                                                JUNE 30, 1998    ----------------------------------------------------------------
                                                 (UNAUDITED)       1997          1996          1995          1994          1993
                                                ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS 1
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.....           $22.35         $21.08        $18.72        $15.69        $16.55        $13.49
                                            -------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income...................              .39            .67           .63           .57           .44           .42
 Net realized and unrealized gains
   (losses)..............................             1.63           2.44          2.76          2.87          (.92)         3.03
                                            -------------------------------------------------------------------------------------
Total from investment operations.........             2.02           3.11          3.39          3.44          (.48)         3.45
                                            -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income...................             (.66)          (.63)         (.58)         (.41)         (.31)         (.35)
 Net realized gains......................             (.67)         (1.21)         (.45)           --          (.07)         (.04)
                                            -------------------------------------------------------------------------------------
Total distributions......................            (1.33)         (1.84)        (1.03)         (.41)         (.38)         (.39)
                                            -------------------------------------------------------------------------------------
Net asset value, end of period...........           $23.04         $22.35        $21.08        $18.72        $15.69        $16.55
                                            =====================================================================================

Total Return*............................            9.16%         15.52%        18.93%        22.48%       (2.96)%        26.12%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000's)........         $782,299       $735,568      $556,027      $406,123      $288,172      $183,360
Ratios to average net assets:
 Expenses................................             .77%**         .74%          .64%          .66%          .75%          .77%
 Net investment income...................            3.37%**        3.32%         3.56%         3.73%         4.02%         4.16%
Portfolio turnover rate..................           19.02%         45.27%        57.50%        43.02%        51.36%        81.50%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.
                                                                            TA-5

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
Financial Highlights (continued)

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 1998         YEAR ENDED
                                                                (UNAUDITED)++     DECEMBER 31, 1997+
                                                               --------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS 2
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $22.32              $20.40
                                                               --------------------------------------
Income from investment operations:
 Net investment income......................................           .40                 .16
 Net realized and unrealized gains..........................          1.58                1.76
                                                               --------------------------------------
Total from investment operations............................          1.98                1.92
                                                               --------------------------------------
Less distributions from:
 Net investment income......................................          (.64)                 --
 Net realized gains.........................................          (.67)                 --
                                                               --------------------------------------
Total distributions.........................................         (1.31)                 --
                                                               --------------------------------------
Net asset value, end of period..............................        $22.99              $22.32
                                                               ======================================
Total Return*...............................................         8.99%               9.41%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $13,595              $9,665
Ratios to average net assets:
 Expenses...................................................         1.02%**             1.03%**
 Net investment income......................................         3.22%**             1.97%**
Portfolio turnover rate.....................................        19.02%              45.27%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.
+FOR THE PERIOD MAY 1, 1997 (EFFECTIVE DATE) TO DECEMBER 31, 1997.
++BASED ON WEIGHTED AVERAGE SHARES OUTSTANDING.

                       See Notes to Financial Statements.
TA-6

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                 COUNTRY           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 75.2%
APPLIANCES & HOUSEHOLD DURABLES .5%
Sony Corp. .................................................      Japan                42,000        $  3,616,385
                                                                                                     ------------
AUTOMOBILES 4.7%
Autoliv Inc. ...............................................      Sweden              129,000           4,124,817
Autoliv Inc., fgn. .........................................      Sweden              246,900           7,808,213
Fiat SpA....................................................      Italy             2,361,700          10,368,601
Ford Motor Co. .............................................  United States            84,000           4,956,000
General Motors Corp. .......................................  United States            40,000           2,672,500
Volvo AB, B.................................................      Sweden              260,000           7,743,044
                                                                                                     ------------
                                                                                                       37,673,175
                                                                                                     ------------
BANKING 10.7%
Bangkok Bank Public Co. Ltd., fgn. .........................     Thailand           3,634,600           4,468,066
Bankinter SA................................................      Spain               118,875           7,726,215
Banque Nationale de Paris BNP...............................      France              303,200          24,773,536
Banque Nationale de Paris BNP, ADR, 144A....................      France                5,400             441,217
Canadian Imperial Bank of Commerce CIBC.....................      Canada              140,000           4,503,077
Credit Suisse Group, reg. ..................................   Switzerland             15,250           3,393,246
Den Norske Bank.............................................      Norway            2,178,900          11,414,841
Foreningssparbanken AB, A...................................      Sweden              113,800           3,424,745
HSBC Holdings Plc. .........................................    Hong Kong             234,400           5,732,494
Merita Ltd., A..............................................     Finland            2,250,000          14,845,665
National Australia Cap Sec Plc. ............................    Australia             159,874           4,586,385
                                                                                                     ------------
                                                                                                       85,309,487
                                                                                                     ------------
BROADCASTING & PUBLISHING .8%
News Corp. Ltd., ADR........................................    Australia             160,000           5,140,000
South China Morning Post Ltd. ..............................    Hong Kong           2,821,000           1,356,145
                                                                                                     ------------
                                                                                                        6,496,145
                                                                                                     ------------
BUSINESS & PUBLIC SERVICES .4%
Waste Management Inc. ......................................  United States           100,000           3,500,000
                                                                                                     ------------
CHEMICALS 2.4%
Akzo Nobel NV...............................................   Netherlands             24,700           5,490,778
DSM NV......................................................   Netherlands             25,000           2,566,119
Rhone-Poulenc SA, A.........................................      France              201,800          11,381,707
                                                                                                     ------------
                                                                                                       19,438,604
                                                                                                     ------------
DATA PROCESSING & REPRODUCTION 2.4%
*3Com Corp. ................................................  United States           320,800           9,844,550
*Bay Networks Inc. .........................................  United States           150,000           4,837,500
*NCR Corp. .................................................  United States             7,562             245,765
*Newbridge Networks Corp. ..................................      Canada              180,000           4,308,750
                                                                                                     ------------
                                                                                                       19,236,565
                                                                                                     ------------
ELECTRICAL & ELECTRONICS 5.9%
Alcatel Alsthom Cie Generale D'Electricite SA...............      France               92,119          18,755,953
*DSC Communications Corp. ..................................  United States           227,900           6,837,000
Motorola Inc. ..............................................  United States            94,000           4,940,875
Philips Electronics NV......................................   Netherlands            199,100          16,736,850
                                                                                                     ------------
                                                                                                       47,270,678
                                                                                                     ------------
ELECTRONIC COMPONENTS & INSTRUMENTS .8%
BICC Plc....................................................  United Kingdom          570,000           1,245,870
Intel Corp. ................................................  United States            72,000           5,337,000
                                                                                                     ------------
                                                                                                        6,582,870
                                                                                                     ------------

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES 3.4%
*Northstar Energy Corp. ....................................      Canada              621,800        $  4,735,752
*Ranger Oil Ltd. ...........................................      Canada              914,490           6,687,208
Rao Gazprom, ADR, 144A......................................      Russia              156,300           1,746,653
YPF Sociedad Anonima, ADR...................................    Argentina             451,400          13,570,213
                                                                                                     ------------
                                                                                                       26,739,826
                                                                                                     ------------
FINANCIAL SERVICES 3.6%
Associates First Capital Corp., A...........................  United States            22,015           1,692,403
Axa-UAP.....................................................      France              239,700          26,959,312
                                                                                                     ------------
                                                                                                       28,651,715
                                                                                                     ------------
FOREST PRODUCTS & PAPER 1.4%
Assidomaen AB...............................................      Sweden               90,000           2,618,215
Carter Holt Harvey Ltd. ....................................   New Zealand            293,020             255,539
Enso OY, R..................................................     Finland              225,000           2,419,597
International Paper Co. ....................................  United States            50,000           2,150,000
Stora Kopparbergs Bergslags AB, B...........................      Sweden              225,000           3,554,904
                                                                                                     ------------
                                                                                                       10,998,255
                                                                                                     ------------
HEALTH & PERSONAL CARE 2.7%
Aetna Inc. .................................................  United States            16,700           1,271,288
Medeva Plc..................................................  United Kingdom        4,572,675          13,046,475
Teva Pharmaceutical Industries Ltd., ADR....................      Israel              197,200           6,938,975
                                                                                                     ------------
                                                                                                       21,256,738
                                                                                                     ------------
INDUSTRIAL COMPONENTS 2.6%
BTR Plc.....................................................  United Kingdom        3,540,550          10,101,679
Goodyear Tire & Rubber Co. .................................  United States            60,000           3,866,250
Granges AB..................................................      Sweden              183,200           3,353,923
Madeco Manufacturera de Cobre SA, ADR.......................      Chile               162,500           1,432,031
SKF AB, B...................................................      Sweden              117,500           2,136,390
                                                                                                     ------------
                                                                                                       20,890,273
                                                                                                     ------------
INSURANCE 5.5%
Allstate Corp. .............................................  United States            40,000           3,662,500
ING Groep NV................................................   Netherlands            125,000           8,185,036
Skandia Foersaekrings AB....................................      Sweden              600,000           8,576,910
Torchmark Corp. ............................................  United States            90,000           4,117,500
Zuerich Versicherung, new...................................   Switzerland             29,900          19,081,751
                                                                                                     ------------
                                                                                                       43,623,697
                                                                                                     ------------
MACHINERY & ENGINEERING .6%
*Gradall Industries Inc. ...................................  United States           314,000           4,592,250
                                                                                                     ------------
MERCHANDISING .7%
Dairy Farm International Holdings Ltd. .....................    Hong Kong           1,000,000           1,070,000
David Jones Ltd. ...........................................    Australia           1,473,400           1,687,942
Sears Roebuck & Co. ........................................  United States            42,000           2,564,625
                                                                                                     ------------
                                                                                                        5,322,567
                                                                                                     ------------
METALS & MINING 2.4%
British Steel Plc., ADR.....................................  United Kingdom          589,300          13,406,575
Minorco SA, ADR.............................................    Luxembourg            352,950           4,213,341
Reynolds Metals Co. ........................................  United States            22,000           1,230,625
                                                                                                     ------------
                                                                                                       18,850,541
                                                                                                     ------------
MISC MATERIALS & COMMODITIES 1.4%
Agrium Inc. ................................................      Canada              517,000           6,527,125
Unitor ASA..................................................      Norway              286,000           4,211,637
                                                                                                     ------------
                                                                                                       10,738,762
                                                                                                     ------------

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY 1.5%
Alfa SA de CV, A............................................      Mexico            1,150,000        $  4,773,537
Cheung Kong Holdings Ltd. ..................................    Hong Kong             600,000           2,950,210
Hicom Holdings Bhd..........................................     Malaysia           2,874,600             727,747
Hutchison Whampoa Ltd. .....................................    Hong Kong             444,000           2,343,598
Jardine Matheson Holdings Ltd. .............................    Hong Kong             220,800             596,160
Jardine Strategic Holdings Ltd. ............................    Hong Kong             168,750             320,625
                                                                                                     ------------
                                                                                                       11,711,877
                                                                                                     ------------
REAL ESTATE .1%
New World Development Co. Ltd. .............................    Hong Kong             303,543             587,609
                                                                                                     ------------
TELECOMMUNICATIONS 12.2%
AT&T Corp. .................................................  United States           121,000           6,912,125
Compania Anonima Nacional Telefonos de Venezuela, ADR.......    Venezuela             248,230           6,205,750
Hong Kong Telecommunications Ltd. ..........................    Hong Kong           6,600,000          12,393,207
Lucent Technologies Inc. ...................................  United States           204,428          17,005,854
Nokia AB, A.................................................     Finland               76,000           5,610,185
PT Indosat TBK, ADR.........................................    Indonesia             159,400           1,773,325
SBC Communications Inc. ....................................      Mexico               50,000           2,268,750
Telecom Italia SpA..........................................      Italy               477,000           3,485,021
Telecom Italia SpA, di Risp.................................      Italy             1,200,000           5,838,823
Telecomunicacoes Brasileiras SA (Telebras)..................      Brazil           22,228,000           1,768,093
Telefonica de Argentina SA, B, ADR..........................    Argentina             315,000          10,217,813
Telefonica del Peru SA, B, ADR..............................       Peru               131,800           2,693,663
Telefonica SA...............................................      Spain               260,000          12,041,283
Telefonos de Mexico SA (Telmex), ADR, L.....................      Mexico              180,900           8,694,506
                                                                                                     ------------
                                                                                                       96,908,398
                                                                                                     ------------
TEXTILES & APPAREL .9%
*Fruit of the Loom Inc., A..................................  United States           160,000           5,310,000
Nike Inc., B................................................  United States            40,000           1,947,500
                                                                                                     ------------
                                                                                                        7,257,500
                                                                                                     ------------
TRANSPORTATION 4.3%
Air New Zealand Ltd., B.....................................   New Zealand          2,564,000           2,755,114
*Fritz Companies Inc. ......................................  United States           350,000           4,681,250
Great Eastern Shipping Co. Ltd. ............................      India             7,453,970           5,435,461
Hitachi Zosen Corp. ........................................      Japan               210,000             338,942
Koninklijke Nedlloyd Groep NV...............................   Netherlands             50,000           1,015,141
Kvaerner ASA, B.............................................      Norway              215,000           6,640,386
Mayne Nickless Ltd., A......................................    Australia           1,480,900           7,840,739
Qantas Airways Ltd., ADR, 144A..............................    Australia             376,000           5,640,000
                                                                                                     ------------
                                                                                                       34,347,033
                                                                                                     ------------
UTILITIES ELECTRICAL & GAS 3.3%
BG Plc. ....................................................  United Kingdom          779,629           4,510,568
*Centrica Plc. .............................................  United Kingdom        3,200,000           5,405,947
*CEZ AS.....................................................  Czech Republic            7,580             209,507
Endesa SA, ADR..............................................      Spain                88,000           1,903,000
Endesa SA, br. .............................................      Spain               122,000           2,673,656
Gener SA, ADR...............................................      Chile               105,600           1,927,200
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong           2,001,500           6,199,313
Iberdrola SA................................................      Spain                85,000           1,382,520
*Kohinoor Energy Ltd. ......................................     Pakistan           1,467,000             159,093
Korea Electric Power Corp. .................................   South Korea            196,000           2,091,333
                                                                                                     ------------
                                                                                                       26,462,137
                                                                                                     ------------
TOTAL COMMON STOCKS (COST $455,829,395).....................                                          598,063,087
                                                                                                     ------------

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 4.8%
Banco Bradesco SA, pfd. ....................................      Brazil          767,000,000        $  6,399,403
Cia Vale do Rio Doce, pfd., ADR.............................      Brazil              278,500           5,538,215
Moebel Walther AG, pfd. ....................................     Germany               35,205           1,657,853
News Corp. Ltd., pfd. ......................................    Australia             850,000           6,021,575
News Corp. Ltd., pfd., ADR..................................    Australia              80,000           2,260,000
Petroleo Brasileiro SA (Petrobras), pfd. ...................      Brazil           36,000,000           6,692,028
Telecomunicacoes Brasileiras SA (Telebras), pfd. ...........      Brazil           40,981,336           4,457,420
Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR.......      Brazil               45,600           4,978,950
                                                                                                     ------------
TOTAL PREFERRED STOCKS (COST $27,298,993)...................                                           38,005,444
                                                                                                     ------------
                                                                                  PRINCIPAL
                                                                                  AMOUNT**
                                                                                  --------
BONDS 19.2%
Buoni Poliennali del Tesoro:
  10.50%, 7/15/00...........................................      Italy         6,805,000,000 ITL       4,267,026
  7.75%, 11/01/06...........................................      Italy         9,770,000,000 ITL       6,527,991
Essar Steel Ltd., FRN, 8.275%, 7/15/99......................      India               445,000             382,700
Federal Republic of Germany:
  5.25%, 2/21/01............................................     Germany            4,775,000 DEM       2,718,179
  5.25%, 1/04/08............................................     Germany            9,280,000 DEM       5,321,733
Government of Australia, 9.50%, 8/15/03.....................    Australia           9,268,000 AUD       6,784,362
Government of Brazil:
  8.875%, 11/05/01..........................................      Brazil            2,675,000           2,670,988
  8.00%, 4/15/14............................................      Brazil           10,540,562           7,824,900
  10.125%, 5/15/27..........................................      Brazil            1,820,000           1,572,935
Government of Belgium, 6.25%, 3/28/07.......................     Belgium          203,320,000 BEF       5,978,296
Government of Canada:
  10.50%, 7/01/00...........................................      Canada            3,654,000 CAD       2,725,945
  10.50%, 3/01/01...........................................      Canada            3,648,000 CAD       2,795,382
  10.00%, 5/01/02...........................................      Canada            8,145,000 CAD       6,419,903
Government of France, 5.50%, 4/25/07........................      France           25,970,000 FRF       4,518,333
Government of New Zealand, 6.50%, 2/15/00...................   New Zealand          6,180,000 NZD       3,175,950
Kingdom of Denmark:
  9.00%, 11/15/00...........................................     Denmark               70,000 DKK          11,211
  8.00%, 5/15/03............................................     Denmark           18,210,000 DKK       3,028,468
Kingdom of Sweden, 10.25%, 5/05/03..........................      Sweden           30,000,000 SEK       4,663,845
Republic of Argentina:
  10.95%, 11/01/99..........................................    Argentina           1,025,000           1,067,281
  8.75%, 5/09/02............................................    Argentina           5,415,000           5,160,495
  11.00%, 10/09/06..........................................    Argentina             550,000             584,375
  11.375%, 1/30/17..........................................    Argentina             480,000             512,400
  9.75%, 9/19/27............................................    Argentina             989,000             917,298
Republic of Panama, 8.875%, 9/30/27.........................      Panama              960,000             907,800
Republic of Venezuela:
  144A, 9.125%, 6/18/07.....................................    Venezuela           1,540,000           1,436,050
  9.25%, 9/15/27............................................    Venezuela           2,384,000           1,837,170
Treuhandanstalt, 7.50%, 9/09/04.............................     Germany           14,785,000 DEM       9,456,666
U.S. Treasury Bond, 6.375%, 8/15/02.........................  United States        10,090,000          10,399,016
U.S. Treasury Notes:
  7.25%, 8/15/04............................................  United States         8,171,000           8,896,182
  6.125%, 8/15/07...........................................  United States         8,275,000           8,616,352
  6.125%, 11/15/27..........................................  United States         7,710,000           8,264,164
United Kingdom:
  8.00%, 12/07/00...........................................  United Kingdom        3,460,000 GBP       5,911,930
  stk., 7.00%, 11/06/01.....................................  United Kingdom        1,125,000 GBP       1,897,595
  7.50%, 12/07/06...........................................  United Kingdom        2,520,000 GBP       4,623,774

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                               COUNTRY            AMOUNT**             VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
United Mexican States:
  9.75%, 2/06/01............................................      Mexico        $   2,895,000        $  3,023,104
  9.875%, 1/15/07...........................................      Mexico            2,940,000           3,061,275
  11.375%, 9/15/16..........................................      Mexico              800,000             892,200
  6.25%, 12/31/19...........................................      Mexico            5,050,000           4,182,031
                                                                                                     ------------
TOTAL BONDS (COST $156,307,511).............................                                          153,035,305
                                                                                                     ------------
SHORT TERM INVESTMENT (COST $921,000) .1%
Nationsbank Corp., 5.875%, 7/01/98, Time Deposit............  United States           921,000             921,000
                                                                                                     ------------
TOTAL INVESTMENTS (COST $640,356,899) 99.3%.................                                          790,024,836
NET EQUITY IN FORWARD CONTRACTS.............................                                               16,041
OTHER ASSETS, LESS LIABILITIES .7%..........................                                            5,853,094
                                                                                                     ------------
TOTAL NET ASSETS 100.0%.....................................                                         $795,893,971
                                                                                                     ============

CURRENCY ABBREVIATIONS:

AUD  -- Australian Dollar
BEF  -- Belgian Franc
CAD  -- Canadian Dollar
DEM  -- German Mark
DKK  -- Danish Krone
FRF  -- French Franc
GBP  -- British Pound
ITL  -- Italian Lira
NZD  -- New Zealand Dollar
SEK  -- Swedish Krone

*NON-INCOME PRODUCING.
**SECURITIES TRADED IN U.S. DOLLARS, UNLESS OTHERWISE INDICATED.

                       See Notes to Financial Statements.
                                                                           TA-11

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $640,356,899)....  $790,024,836
 Cash.......................................................           411
 Receivables:
  Investment securities sold................................        10,995
  Fund shares sold..........................................       422,729
  Dividends and interest....................................     6,209,948
 Unrealized gain on forward exchange contracts (Note 6).....       440,884
                                                              ------------
     Total assets...........................................   797,109,803
                                                              ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       110,396
  Fund shares redeemed......................................         4,595
  To affiliates.............................................       457,270
 Unrealized loss on forward exchange contracts (Note 6).....       424,843
 Accrued liabilities........................................       218,728
                                                              ------------
     Total liabilities......................................     1,215,832
                                                              ------------
Net assets, at value........................................  $795,893,971
                                                              ============
Net assets consist of:
 Undistributed net investment income........................  $ 12,886,670
 Net unrealized appreciation................................   149,662,591
 Accumulated net realized gain..............................    44,814,438
 Beneficial shares..........................................   588,530,272
                                                              ------------
Net assets, at value........................................  $795,893,971
                                                              ============
CLASS 1:
 Net asset value per share ($782,299,031/33,952,150 shares
  outstanding)..............................................        $23.04
                                                              ============
CLASS 2:
 Net asset value per share ($13,594,940/591,335 shares
  outstanding)..............................................        $22.99
                                                              ============

                       See Notes to Financial Statements.
TA-12

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $1,178,525)
 Dividends..................................................  $ 9,851,515
 Interest...................................................    6,415,653
                                                              -----------
      Total investment income...............................                $16,267,168
Expenses:
 Management fees (Note 3)...................................    2,359,636
 Administrative fees (Note 3)...............................      372,769
 Distribution fees - Class 2 (Note 3).......................       14,921
 Custodian fees.............................................      158,105
 Reports to shareholders....................................      110,600
 Professional fees..........................................       11,500
 Trustees' fees and expenses................................       12,000
 Other......................................................        4,184
                                                              -----------
      Total expenses........................................                  3,043,715
                                                                            -----------
          Net investment income.............................                 13,223,453
                                                                            -----------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................   45,584,638
  Foreign currency transactions.............................      257,026
                                                              -----------
      Net realized gain.....................................                 45,841,664
 Net unrealized appreciation (depreciation) on:
  Investments...............................................    9,211,574
  Translation of assets and liabilities denominated in
    foreign currencies......................................     (677,500)
                                                              -----------
      Net unrealized appreciation...........................                  8,534,074
                                                                            -----------
Net realized and unrealized gain............................                 54,375,738
                                                                            -----------
Net increase in net assets resulting from operations........                $67,599,191
                                                                            ===========

                       See Notes to Financial Statements.
                                                                           TA-13

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 1998         YEAR ENDED
                                                               (UNAUDITED)       DECEMBER 31, 1997
                                                              ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $ 13,223,453         $ 22,545,488
  Net realized gain from investments and foreign currency
    transactions............................................    45,841,664           20,904,466
  Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
    currencies..............................................     8,534,074           45,084,450
                                                              ------------------------------------
     Net increase in net assets resulting from operations...    67,599,191           88,534,404

 Distributions to shareholders from:
  Net investment income:
   Class 1..................................................   (21,506,765)         (17,068,780)
   Class 2..................................................      (313,012)                  --
  Net realized gains:
   Class 1..................................................   (21,669,695)         (32,390,362)
   Class 2..................................................      (324,175)                  --
 Fund share transactions (Note 2):
   Class 1..................................................    23,263,167          140,290,555
   Class 2..................................................     3,612,042            9,840,237
                                                              ------------------------------------
     Net increase in net assets.............................    50,660,753          189,206,054

Net assets:
 Beginning of period........................................   745,233,218          556,027,164
                                                              ------------------------------------
 End of period..............................................  $795,893,971         $745,233,218
                                                              ====================================
Undistributed net investment income included in net assets:
 End of period..............................................  $ 12,886,670         $ 21,482,994
                                                              ====================================

                       See Notes to Financial Statements.
TA-14

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Asset Allocation Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of total return through a flexible policy of investing in stocks of companies in any nation, debt obligations of companies and governments of any nation, and money market instruments. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. INDEXED SECURITIES:

The Fund may invest in debt instruments in which the principal and/or interest is dependent on other factors such as yield curves, currency exchange rates or commodity prices. The Fund's objective in holding these securities, commonly called indexed securities

                                                                           TA-15

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. INDEXED SECURITIES (CONT.)

or structured notes, is to tailor the Fund's investments to the specific risk and returns it wishes to assume while avoiding unwanted risk or change in the Fund's exposure to a particular foreign exchange rate or the spread between two foreign exchange rates.

f. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

g. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class 1 and Class 2 shares. The shares differ by their distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                                    JUNE 30, 1998                      DECEMBER 31, 1997
                                                              -------------------------------------------------------------
                                                                 SHARES         AMOUNT              SHARES         AMOUNT
                                                              -------------------------------------------------------------
CLASS 1 SHARES:
Shares sold.................................................     848,459    $ 19,605,784          5,703,031    $125,783,146
Shares issued on reinvestment of distributions..............   1,918,954      43,176,460          2,407,943      49,459,142
Shares redeemed.............................................  (1,723,975)    (39,519,077)        (1,580,128)    (34,951,733)
                                                              -------------------------------------------------------------
Net increase................................................   1,043,438    $ 23,263,167          6,530,846    $140,290,555
                                                              =============================================================

                                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                                    JUNE 30, 1998                      DECEMBER 31, 1997*
                                                              -------------------------------------------------------------
                                                                 SHARES         AMOUNT              SHARES         AMOUNT
                                                              -------------------------------------------------------------
CLASS 2 SHARES:
Shares sold.................................................     197,121    $  4,518,568            453,139    $ 10,300,271
Shares issued on reinvestment of distributions..............      28,357         637,187                 --              --
Shares redeemed.............................................     (67,253)     (1,543,713)           (20,029)       (460,034)
                                                              -------------------------------------------------------------
Net increase................................................     158,225    $  3,612,042            433,110    $  9,840,237
                                                              =============================================================

*Effective date of Class 2 shares was May 1, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Templeton Funds Annuity Company (TFAC) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

TA-16

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.65%         First $200 million
0.585%        Over $200 million, up to and including $1.3 billion
0.52%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to TFAC based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 shares, for costs incurred in marketing the Fund's Class 2 shares.

Legal fees of $12,260 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $208,901,493
Unrealized depreciation.....................................   (59,233,556)
                                                              ------------
Net unrealized appreciation.................................  $149,667,937
                                                              ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $153,908,006 and $145,323,189, respectively.

6. OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

                                                                           TA-17

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON ASSET ALLOCATION FUND
Notes to Financial Statements (unaudited) (continued)

6. OFF-BALANCE SHEET RISK (CONT.)

As of June 30, 1998, the Fund had the following forward exchange contracts outstanding:

                                                                                     IN        SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                               EXCHANGE FOR      DATE            GAIN/(LOSS
-----------------                                                               --------------------------------------------
 3,780,000  Australian Dollars..........................................  U.S.  $ 2,327,422     7/13/98     U.S.   $  13,816
                                                                                ===========                        ---------
CONTRACTS TO SELL:
------------------
14,270,000  German Marks................................................  U.S.  $ 8,048,505     7/08/98              138,680
 7,135,000  German Marks................................................          3,976,038     7/13/98               19,872
   860,000  New Zealand Dollars.........................................            450,898     7/23/98                5,178
22,500,000  German Marks................................................         12,525,050     7/24/98               40,697
 7,135,000  German Marks................................................          3,971,722     7/27/98               12,041
                                                                                -----------                        ---------
                                                                          U.S.  $28,972,213                          216,468
                                                                                ===========
    Net unrealized gain on offsetting forward exchange contracts........                                             210,600
                                                                                                                   ---------
      Unrealized gain on forward exchange contracts.....................                                             440,884
                                                                                                                   ---------
CONTRACTS TO SELL:
------------------
 2,500,000  Australian Dollars..........................................  U.S.  $ 1,501,150     7/10/98              (47,215)
 6,300,000  Australian Dollars..........................................          3,692,619     7/13/98             (209,444)
 3,400,000  New Zealand Dollars.........................................          1,681,300     7/13/98              (82,062)
 7,950,000  German Marks................................................          4,392,265     7/17/98              (16,915)
 6,823,000  Canadian Dollars............................................          4,638,657     7/20/98               (3,314)
   430,000  New Zealand Dollars.........................................            217,688     8/03/98               (5,009)
 1,260,000  Australian Dollars..........................................            762,174     8/04/98              (18,079)
                                                                                -----------                        ---------
                                                                          U.S.  $16,885,853                         (382,038)
                                                                                ===========
    Net unrealized loss on offsetting forward exchange contracts........                                             (42,805)
                                                                                                                   ---------
      Unrealized loss on forward exchange contracts.....................                                            (424,843)
                                                                                                                   ---------
        Net unrealized gain on forward exchange contracts...............                                    U.S.   $  16,041
                                                                                                                   =========

TA-18

PAGE
                                                             TEMPLETON BOND FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: TEMPLETON BOND FUND SEEKS HIGH CURRENT INCOME. THE FUND SEEKS TO ACHIEVE ITS OBJECTIVE THROUGH A FLEXIBLE POLICY OF INVESTING PRIMARILY IN DEBT SECURITIES OF COMPANIES, GOVERNMENTS AND GOVERNMENT AGENCIES OF VARIOUS NATIONS THROUGHOUT THE WORLD.
-------------------------------------------------------------------------------

The Asian financial crisis and persistent strength of the U.S. economy put deflationary pressures on global bond markets during the six months under review. As a result, global interest rates fell slightly and bond investors were rewarded with both income and capital gains from their debt holdings.

The reporting period began with investors concerned about Asia's ongoing financial woes. Reacting to significant market volatility in Indonesia, many investors sought a safe haven in the U.S., which initially pushed U.S. Treasury bond yields lower for a brief time. But, an agreement with the International Monetary Fund to lend capital to Indonesia, in exchange for economic reforms, evidently allowed the market to focus on fundamentals, such as strong economic growth and low inflation in the U.S. Many investors believed that the Federal Reserve would raise interest rates to slow domestic economic growth, and interest rates increased during March and April. However, we think further economic turmoil in Indonesia, and the eventual collapse of the Suharto government, combined with the spread of market volatility to other developing countries, finally led to lower interest rates in the U.S. and many industrialized countries. By the end of the period, U.S. Treasury bond yields had fallen from 5.93% to 5.62%. A flight-to-quality by global investors was responsible for much of this interest rate decline, but the U.S. economy's moderate growth and benign inflation also played a part.

In Europe, interest rates were strongly influenced by developments in the U.S., as well as preliminary arrangements by European countries to establish a common currency. For example, 10-year German government bond yields fell from 5.35% to 4.78%.





TEMPLETON BOND FUND
Geographic Distribution
Based on Total Net Assets
6/30/98

This chart shows in bar format the geographic distribution of Templeton Variable Products Series Fund - Templeton Bond Fund, based on total net assets as of June 30, 1998.

[BAR GRAPHS APPEAR HERE]

North America 37.7%
Europe 33.9%
Latin America 19.5%
Australia/New Zealand 5.6%
Asia 0.1%
Short-Term Investments & Other Net Assets 3.2%


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page TB-6 of this report.

                                                                            TB-1

PAGE


TEMPLETON BOND FUND
Portfolio Breakdown on 6/30/98


This chart lists the portfolio breakdown of Templeton Variable Products Series Fund - Templeton Bond Fund, based on total net assets as of June 30, 1998.


                                                            % OF TOTAL
                                                            NET ASSETS
-----------------------------------------------------------------------
  Government Bonds                                                88.9%
  Corporate Bonds                                                  7.9%
  Short-Term Investments &
  Other Net Assets                                                 3.2%


Interest rates in Japan declined significantly during the period, as Asia's financial problems caused Japanese economic growth to collapse in the first quarter of 1998. Japanese authorities announced that growth was negative for this period, and there appeared to be little prospect for immediate improvement. The Japanese yen was weak during the period and was subject to considerable volatility as the world's industrial powers pressured the Japanese government to reform its economic system.

During the reporting period, we shifted the Fund's exposure away from what we considered to be some of the riskier European markets, such as Sweden and Spain, and invested in other European markets, such as Germany, Belgium, and France. We also increased our holdings in the United Kingdom, where the pound remained strong and interest rates stayed relatively high. We found several opportunities to increase the maturity of our bond holdings in the U.S., Germany, France, and Belgium, and the Fund's average maturity increased from 6.0 years to 7.0 years during the reporting period. Our emerging markets holdings provided high yields and relative safety from a credit risk perspective. Concentrated in the major Latin American countries of Argentina, Brazil, and Mexico, these holdings were stable during a volatile period for Asian and Eastern European markets.

Looking forward, we are optimistic about global bond markets. In our opinion, Asia's financial crisis could slow economic growth in developed countries during the next few years. In an environment already marked by low and stable inflation, we believe further deflationary influences could force interest rates lower in the intermediate term. However, significant risks still exist for the global investor. The Asian contagion could spread and potentially cause a greater than anticipated decline in global economic growth. Corporations and governments with high-yielding debt securities could be exposed to volatile capital markets and face difficulty raising funds to service their debt obligations. In general, however, we expect growth to decline modestly in most industrial markets, which could lead to lower global interest rates.

Please remember that this discussion accurately reflects our views and opinions as of June 30, 1998, the end of the reporting period. However, it is not necessarily a complete analysis of every material fact regarding any industry, security, or investment. Keep in mind that market and economic conditions are changing constantly,

TB-2

PAGE


which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

It is important to remember that the Fund may invest in lower-rated "junk bonds," which have higher credit risks. Investments in foreign securities involve special risks including changes in currency values, market price swings, and economic, social, and political developments in the countries where the portfolios are invested. Developing markets involve similar but higher risks related to their smaller size and lesser liquidity. These risks are discussed in the prospectus.

We thank you for investing in Templeton Bond Fund, and welcome your comments or suggestions.

Sincerely,

/s/TOM LATTA
------------------
Thomas Latta
Portfolio Manager
Templeton Bond Fund


                                                                            TB-3

PAGE


PERFORMANCE SUMMARY

CLASS 1

Templeton Bond Fund - Class 1 delivered a 2.62% total return for the six-month period ended June 30, 1998. Total return of Class 1 shares represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results. Past expense reductions by the manager increased returns.

NOTE: PERFORMANCE REFLECTS THE FUND'S CLASS 1 OPERATING EXPENSES, BUT DOES NOT INCLUDE ANY CONTRACT FEES, EXPENSES, OR SALES CHARGES. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER. THESE CONTRACT CHARGES AND DEDUCTIONS, PARTICULARLY FOR VARIABLE LIFE POLICIES, CAN HAVE A SIGNIFICANT EFFECT ON CONTRACT VALUES AND INSURANCE BENEFITS. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THESE CHARGES, INCLUDING SALES CHARGES.

TEMPLETON BOND FUND - CLASS I
Periods ended 6/30/98


                                                                        SINCE
                                                                       INCEPTION
                                 1-YEAR       3-YEAR      5-YEAR       (8/24/88)
--------------------------------------------------------------------------------
Average Annual Total Return       4.80%        6.57%       5.57%         7.30%

Cumulative Total Return           4.80%       21.04%      31.14%       100.06%



Investment return and the value of your principal will go up and down with market conditions, currencies and the economic, social, and political climates of the countries where investments are made. Emerging markets involve similar but higher risks related to their smaller size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


TB-4

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
Financial Highlights

                                                      SIX MONTHS
                                                         ENDED                          YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 1998    -----------------------------------------------------------
                                                      (UNAUDITED)      1997         1996         1995         1994         1993
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS 1
(For a share outstanding throughout the
  period)
Net asset value, beginning of period..........           $11.06        $11.63       $11.88       $10.86       $12.15       $10.91
                                                 --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income........................              .41           .80          .85          .80          .71          .60
 Net realized and unrealized gains (losses)...             (.12)         (.53)         .14          .76        (1.28)         .65
                                                 --------------------------------------------------------------------------------
Total from investment operations..............              .29           .27          .99         1.56         (.57)        1.25
                                                 --------------------------------------------------------------------------------
Less distributions from:
 Net investment income........................             (.75)         (.84)       (1.24)        (.54)        (.55)       (.005)
 Net realized gains...........................               --            --           --           --         (.17)       (.005)
                                                 --------------------------------------------------------------------------------
Total distributions...........................             (.75)         (.84)       (1.24)        (.54)        (.72)        (.01)
                                                 --------------------------------------------------------------------------------
Net asset value, end of period................           $10.60        $11.06       $11.63       $11.88       $10.86       $12.15
                                                 ================================================================================
Total Return*.................................            2.62%         2.51%        9.45%       14.92%      (4.88)%       11.46%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000's).............          $30,416       $31,826      $34,046      $32,910      $29,343      $29,347
Ratios to average net assets:
 Expenses.....................................             .70%**        .68%         .68%         .78%         .90%         .83%
 Net investment income........................            7.04%**       6.90%        7.35%        7.14%        6.80%        6.50%
Portfolio turnover rate.......................           28.02%       154.23%      141.19%      188.11%      203.91%      170.33%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.

                       See Notes to Financial Statements.
                                                                            TB-5

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                  PRINCIPAL
                                                                   AMOUNT*              VALUE
-------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 96.8%
ARGENTINA 4.7%
Republic of Argentina:
  10.95%, 11/01/99..........................................    $      350,000       $   364,438
  8.75%, 5/09/02............................................           825,000           786,225
  8.375%, 12/20/03..........................................            65,000            65,122
  11.00%, 10/09/06..........................................           110,000           116,875
  11.375%, 1/30/17..........................................            85,000            90,738
                                                                                     -----------
                                                                                       1,423,398
                                                                                     -----------
AUSTRALIA 3.9%
Government of Australia, 9.50%, 8/15/03.....................         1,620,000 AUD     1,185,873
                                                                                     -----------
BELGIUM 3.3%
Government of Belgium, 6.25%, 3/28/07.......................        33,820,000 BEF       994,423
                                                                                     -----------
BRAZIL 6.5%
Abril SA, 144A, 12.00%, 10/25/03............................           475,000           474,406
Republic of Brazil:
  8.875%, 11/05/01..........................................           615,000           614,078
  FRN, 6.688%, 4/15/09......................................           430,000           323,575
  8.00%, 4/15/14............................................           580,108           430,649
  10.125%, 5/15/27..........................................           150,000           129,638
                                                                                     -----------
                                                                                       1,972,346
                                                                                     -----------
CANADA 7.7%
Government of Canada:
  10.50%, 7/01/00...........................................           745,000 CAD       555,783
  10.50%, 3/01/01...........................................           744,000 CAD       570,111
  10.00%, 5/01/02...........................................         1,545,000 CAD     1,217,772
                                                                                     -----------
                                                                                       2,343,666
                                                                                     -----------
DENMARK 1.9%
Kingdom of Denmark:
  9.00%, 11/15/00...........................................           880,000 DKK       140,938
  8.00%, 5/15/03............................................         2,570,000 DKK       427,412
                                                                                     -----------
                                                                                         568,350
                                                                                     -----------
FRANCE 2.5%
Government of France, 5.50%, 4/25/07........................         4,320,000 FRF       751,606
                                                                                     -----------
GERMANY 7.5%
Federal Republic of Germany, 5.25%, 1/04/08.................           570,000 DEM       326,874
Treuhandanstalt, 7.50%, 9/09/04.............................         3,075,000 DEM     1,966,807
                                                                                     -----------
                                                                                       2,293,681
                                                                                     -----------
INDIA .1%
Essar Steel Ltd., FRN, 8.275%, 7/15/99......................            50,000            43,000
                                                                                     -----------
ITALY 6.2%
Buoni Poliennali del Tesoro:
  10.50%, 7/15/00...........................................     1,185,000,000 ITL       743,046
  7.75%, 11/01/06...........................................     1,700,000,000 ITL     1,135,884
                                                                                     -----------
                                                                                       1,878,930
                                                                                     -----------
MEXICO 5.9%
United Mexican States:
  9.75%, 2/06/01............................................           530,000           553,453
  9.875%, 1/15/07...........................................           355,000           369,644
  11.375%, 9/15/16..........................................           175,000           195,169
  6.25%, 12/31/19...........................................           800,000           662,500
                                                                                     -----------
                                                                                       1,780,766
                                                                                     -----------
NEW ZEALAND 1.7%
Government of New Zealand, 6.50%, 2/15/00...................         1,015,000 NZD       521,616
                                                                                     -----------

TB-6

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                  PRINCIPAL
                                                                   AMOUNT*              VALUE
-------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
NORWAY 1.9%
Statkraft SF, 7.50% 11/10/99................................         1,000,000 DEM   $   577,285
                                                                                     -----------
PANAMA .5%
Republic of Panama, 8.875%, 9/30/27.........................           170,000           160,756
                                                                                     -----------
SWEDEN 3.0%
Kingdom of Sweden, 10.25%, 5/05/03..........................         5,900,000 SEK       917,223
                                                                                     -----------
UNITED KINGDOM 7.6%
United Kingdom:
  8.00%, 12/07/00...........................................           815,000 GBP     1,392,550
  7.50%, 12/07/06...........................................           500,000 GBP       917,415
                                                                                     -----------
                                                                                       2,309,965
                                                                                     -----------
UNITED STATES 30.0%
Ford Motor Credit Corp. MTN, 8.21%, 3/16/99.................         1,300,000         1,320,168
U.S. Treasury Bond, 6.375%, 8/15/02.........................         3,190,000         3,287,693
U.S. Treasury Notes:
  7.25%, 8/15/04............................................         1,632,000         1,776,842
  6.125%, 8/15/07...........................................         1,742,000         1,813,859
  6.125%, 11/15/27..........................................           852,000           913,238
                                                                                     -----------
                                                                                       9,111,800
                                                                                     -----------
VENEZUELA 1.9%
Republic of Venezuela:
  144A, 9.125%, 6/18/07.....................................           300,000           279,750
  9.25%, 9/15/27............................................           397,000           305,938
                                                                                     -----------
                                                                                         585,688
                                                                                     -----------
TOTAL LONG TERM SECURITIES (COST $30,024,027)...............                          29,420,372
                                                                                     -----------
SHORT TERM INVESTMENTS (COST $334,000) 1.1%
Nationsbank Corp., 5.875%, 7/01/98, Time Deposit............           334,000           334,000
                                                                                     -----------
TOTAL INVESTMENTS (COST $30,358,027) 97.9%..................                          29,754,372
NET EQUITY IN FORWARD CONTRACTS.............................                              12,435
OTHER ASSETS, LESS LIABILITIES 2.1%.........................                             648,758
                                                                                     -----------
TOTAL NET ASSETS 100.0%.....................................                         $30,415,565
                                                                                     ===========

CURRENCY ABBREVIATIONS:

AUD  -- Australian Dollar
BEF  -- Belgian Franc
CAD  -- Canadian Dollar
DEM  -- German Mark
DKK  -- Danish Krone
FRF  -- French Franc
GBP  -- British Pound
ITL  -- Italian Lira
NZD  -- New Zealand Dollar
SEK  -- Swedish Krone

*SECURITIES TRADED IN U.S. DOLLARS, UNLESS OTHERWISE INDICATED.
                       See Notes to Financial Statements.
                                                                            TB-7

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $30,358,027).....  $29,754,372
 Cash.......................................................        5,978
 Receivables:
  Fund shares sold..........................................          836
  Dividends and interest....................................      677,705
 Unrealized gain on forward exchange contracts (Note 6).....       79,233
                                                              -----------
     Total assets...........................................   30,518,124
                                                              -----------
Liabilities:
 Payable to affiliates......................................       14,917
 Unrealized loss on forward exchange contracts (Note 6).....       66,798
 Accrued liabilities........................................       20,844
                                                              -----------
     Total liabilities......................................      102,559
                                                              -----------
Net assets, at value........................................  $30,415,565
                                                              ===========
Net assets consist of:
 Undistributed net investment income........................  $ 1,051,474
 Net unrealized depreciation................................     (594,675)
 Accumulated net realized loss..............................   (2,278,685)
 Beneficial shares..........................................   32,237,451
                                                              -----------
Net assets, at value........................................  $30,415,565
                                                              ===========
CLASS 1:
 Net asset value per share ($30,415,565 / 2,868,791 shares
  outstanding)..............................................       $10.60
                                                              ===========

                       See Notes to Financial Statements.
TB-8

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 Dividends..................................................  $      872
 Interest...................................................   1,193,159
                                                              ----------
      Total investment income...............................               $1,194,031

Expenses:
 Management fees (Note 3)...................................      77,074
 Administrative fees (Note 3)...............................      14,646
 Custodian fees.............................................       4,500
 Reports to shareholders....................................       5,300
 Registration and filing fees...............................         400
 Professional fees..........................................       5,672
 Trustees' fees and expenses................................         400
 Other......................................................         222
                                                              ----------
      Total expenses........................................                  108,214
                                                                           ----------
       Net investment income................................                1,085,817
                                                                           ----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................    (249,315)
  Foreign currency transactions.............................     122,166
                                                              ----------
       Net realized loss....................................                 (127,149)
 Net unrealized appreciation (depreciation) on:
  Investments...............................................    (149,461)
  Translation of assets and liabilities denominated in
   foreign currencies.......................................      11,856
                                                              ----------
       Net unrealized depreciation..........................                 (137,605)
                                                                           ----------
Net realized and unrealized loss............................                 (264,754)
                                                                           ----------
Net increase in net assets resulting from operations........               $  821,063
                                                                           ==========

                       See Notes to Financial Statements.
                                                                            TB-9

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 1998         YEAR ENDED
                                                               (UNAUDITED)       DECEMBER 31, 1997
                                                              ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................   $ 1,085,817          $ 2,268,900
  Net realized gain (loss) from investments and foreign
   currency transactions....................................      (127,149)              28,170
  Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................      (137,605)          (1,501,377)
                                                              ------------------------------------
     Net increase in net assets resulting from operations...       821,063              795,693

 Distributions to shareholders from:
  Net investment income:
   Class 1..................................................    (2,063,703)          (2,415,770)

 Fund share transactions (Note 2):
   Class 1..................................................      (167,969)            (599,630)
                                                              ------------------------------------
     Net decrease in net assets.............................    (1,410,609)          (2,219,707)

Net assets:
 Beginning of period........................................    31,826,174           34,045,881
                                                              ------------------------------------
 End of period..............................................   $30,415,565          $31,826,174
                                                              ====================================
Undistributed net investment income included in net assets:
 End of period..............................................   $ 1,051,474          $ 2,029,360
                                                              ====================================

                       See Notes to Financial Statements.
TB-10

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Bond Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks high current income through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. INDEXED SECURITIES:

The Fund may invest in debt instruments in which the principal and/or interest is dependent on other factors such as yield curves, currency exchange rates or commodity prices. The Fund's objective in holding these securities, commonly called indexed securities

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. INDEXED SECURITIES (CONT.)

or structured notes, is to tailor the Fund's investments to the specific risk and returns it wishes to assume while avoiding unwanted risk or change in the Fund's exposure to a particular foreign exchange rate or the spread between two foreign exchange rates.

f. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

g. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class 1 and Class 2 shares. The shares differ by their distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's Class 1 shares were as follows:

                                                                 SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 1998                 DECEMBER 31, 1997
                                                              -------------------------------------------------------
                                                               SHARES       AMOUNT             SHARES       AMOUNT
                                                              -------------------------------------------------------
CLASS 1 SHARES:
Shares sold.................................................   128,519    $ 1,369,547          419,880    $ 4,620,322
Shares issued on reinvestment of distributions..............   195,983      2,063,703          225,352      2,415,770
Shares redeemed.............................................  (333,336)    (3,601,219)        (695,358)    (7,635,722)
                                                              -------------------------------------------------------
Net decrease................................................    (8,834)   $  (167,969)         (50,126)   $  (599,630)
                                                              =======================================================

As of June 30, 1998, there were no transactions in the Fund's Class 2 shares.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Templeton Funds Annuity Company (TFAC) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.50%         First $200 million
0.45%         Over $200 million, up to and including $1.3 billion
0.40%         Over $1.3 billion

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to TFAC based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

Legal fees of $467 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At December 31, 1997, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows.

Capital loss carryovers expiring in:

2002........................................................  $1,434,120
2003........................................................     570,056
                                                              ----------
                                                              $2,004,176
                                                              ==========

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At June 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $ 395,959
Unrealized depreciation.....................................   (999,614)
                                                              ---------
Net unrealized depreciation.................................  $(603,655)
                                                              =========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $8,351,048 and $9,213,762, respectively.

6. OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON BOND FUND
Notes to Financial Statements (unaudited) (continued)

6. OFF-BALANCE SHEET RISK (CONT.)

As of June 30, 1998, the Fund had the following forward exchange contracts outstanding:

                                                                                    IN        SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                              EXCHANGE FOR      DATE            GAIN/(LOSS
-----------------                                                             ---------------------------------------------
  654,000  Australian Dollars..........................................  U.S.   $  402,681     7/13/98     U.S.   $  2,390
                                                                                ==========                        --------
CONTRACTS TO SELL:
------------------
2,892,000  German Marks................................................  U.S.   $1,631,134      7/8/98              28,105
1,446,000  German Marks................................................            805,795     7/13/98               4,027
  142,000  New Zealand Dollars.........................................             74,451     7/23/98                 855
2,350,000  German Marks................................................          1,308,172     7/24/98               4,251
1,200,000  German Marks................................................            667,984     7/27/98               2,025
                                                                                ----------                        --------
                                                                         U.S.   $4,487,536                          39,263
                                                                                ==========
    Net unrealized gain on offsetting forward exchange contracts.......                                             37,580
                                                                                                                  --------
      Unrealized gain on forward exchange contracts....................                                             79,233
                                                                                                                  --------
CONTRACTS TO SELL:
------------------
  450,000  Australian Dollars..........................................  U.S.   $  270,207     7/10/98              (8,499)
  560,000  New Zealand Dollars.........................................            276,920     7/13/98             (13,516)
1,090,000  Australian Dollars..........................................            638,882     7/13/98             (36,237)
1,150,000  German Marks................................................            635,359     7/17/98              (2,447)
1,338,000  Canadian Dollars............................................            909,647     7/20/98                (650)
   71,000  New Zealand Dollars.........................................             35,944      8/3/98                (827)
  218,000  Australian Dollars..........................................            131,868      8/4/98              (3,198)
                                                                                ----------                        --------
                                                                         U.S.   $2,898,827                         (65,374)
                                                                                ==========
    Net unrealized loss on offsetting forward exchange contracts.......                                             (1,424)
                                                                                                                  --------
      Unrealized loss on forward exchange contracts....................                                            (66,798)
                                                                                                                  --------
        Net unrealized gain on forward exchange contracts..............                                    U.S.   $ 12,435
                                                                                                                  ========

PAGE


                                               TEMPLETON DEVELOPING MARKETS FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: TEMPLETON DEVELOPING MARKETS FUND SEEKS LONG-TERM CAPITAL APPRECIATION. THE FUND SEEKS TO ACHIEVE THIS OBJECTIVE BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ISSUERS IN COUNTRIES HAVING DEVELOPING MARKETS.
-------------------------------------------------------------------------------

This semiannual report of Templeton Developing Markets Fund covers the six months ended June 30, 1998. During this period, the economies of many Asian countries suffered severely due to continuing currency crises in the region, and most emerging stock markets around the world performed poorly. Within this environment, the Fund's Class 1 shares provided a -23.40% six-month total return, as discussed in the Performance Summary on page TD-4. Please keep in mind that Fund performance does not reflect expenses associated with the variable contract; had those expenses been included, performance would have been lower. We understand that declines such as this are unsettling for many investors, but we urge you not to lose heart. As you know, we have always recommended that shareholders focus on the long term, and we remain optimistic about the long-term prospects for developing markets.

In Asia, Thailand's stock market declined 19% during the reporting period, as tight credit conditions and weak Asian demand hurt the country's export sector.(1) The Korean stock market was adversely affected by increased corporate bankruptcies and Hong Kong's Hang Seng Index fell 19% as rising unemployment and falling property prices affected its economy.(2) China's Shanghai "B" and Shenzhen "B" indices lost 29% and 18%, respectively,(2) as China's government raised interest rates to avoid a currency devaluation, which could cause renewed instability in other countries.

TEMPLETON DEVELOPING MARKETS FUND
Geographic Distribution
Based on Total Net Assets
6/30/98


This chart shows in pie format the geographic distribution of Templeton Variable Products Series Fund - Templeton Developing Markets Fund, based on total net assets as of June 30, 1998.


[PIE CHART APPEARS HERE]

Asia 35.7%
Latin America 20.6%
Europe 9.5%
Middle East/Africa 8.6%
New Zealand 0.2%
Short-Term Investments & Other Net Assets 25.4%


1. Market return is measured in U.S. dollars.

2. Market return is measured in U.S. dollars and includes reinvested dividends. An index is an unmanaged group of securities that is used to measure market performance. One cannot invest directly in an index.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page TD-7 of this report.

                                                                            TD-1

PAGE


TEMPLETON DEVELOPING MARKETS FUND
Top 10 Holdings on 6/30/98


This chart lists the top 10 equity holdings, including industry and country, of Templeton Variable Products Series Fund - Templeton Developing Markets Fund, based on total net assets as of June 30, 1998.


COMPANY,
INDUSTRY,                                            % OF TOTAL
COUNTRY                                               NET ASSETS
--------------------------------------------------------------------------------

Cemex SA, B,
Building Materials &
Components, Mexico                                       2.6%

Telefonica del Peru SA, B, ADR,
Telecommunications, Peru                                 1.8%

Investimentos Itau SA, pfd.,
Multi-Industry, Brazil                                   1.5%

Aracruz Celulose SA, ADR,
Forest Products & Paper,
Brazil                                                   1.3%

Banco Bradesco SA,
Banking, Brazil                                          1.3%

CEZ AS,
Utilities Electrical & Gas,
Czech Republic                                           1.3%

Public Bank Bhd.,
Banking, Malaysia                                        1.2%

HSBC Holdings Plc.,
Banking, Hong Kong                                       1.2%

Hana Bank,
Banking, South Korea                                     1.1%

Hae In Corp. Ltd.,
Merchandising, South Korea                               1.0%



The "Asian contagion" also spread to other emerging markets, as many investors failed to discriminate among regions and countries. In Brazil, uncertainties over the breakup of Telecomunicacoes Brasileiras SA and worries about the budget deficit contributed to a volatile Bovespa Index. And although Mexico's corporate earnings were positive for the first quarter of 1998, many investors reacted negatively to falling oil prices and were concerned over the currency crisis' impact on Mexican exports. During the period under review, the Brazilian and Mexican markets declined 8% and 26%, respectively.(3) Russia's was one of the world's worst performing stock markets. Many investors were skeptical about the government's plans to achieve fiscal reform and improve tax collection practices, and additional Western aid appears necessary to achieve short-term stabilization.

However, not all emerging stock markets fared poorly. The Greek stock market climbed to an all-time high as the government's commitment to privatization, and to meeting the requirements for eventual membership in the European Monetary Union (EMU), contributed to increased market liquidity and healthy earnings growth. Portugal's stock market also benefited from the success of the strict fiscal policies implemented to join the EMU.

At the end of the period, the Fund owned investments in 33 countries, with Brazil being our largest country holding (7.9% of total net assets). Our largest regional holdings were Asia (35.7%), followed by Latin America (20.6%), Europe (9.5%), and the Middle East/Africa (8.6%).

Looking forward, we believe there is good reason for optimism about the future of emerging markets. Brazil's privatization program is still attracting foreign investors, and the country's US$71 billion in foreign reserves could help minimize any future pressure for an abrupt devaluation of the real.(4) And many Mexican companies could soon begin to report solid corporate earnings growth.

Asia, of course, remains a problem, but we believe the discipline, hard work, high savings, and emphasis on education which helped build many Asian economies are still present in that region. Thailand is working to create a healthier banking system by recapitalizing its banks, and Korea is eliminating foreign investment restrictions to stimulate merger and acquisition activities and allow companies to reduce their debt burdens. Hong Kong's long-term prospects appear bright due to its good historical track record in crisis management, and China's substantial


3. Market return is measured in U.S. dollars and includes reinvested dividends.

4. Icatu Securities. Brazilian Central Bank statistics for June 1998.

TD-2

PAGE


foreign reserves and current account surplus may be able to absorb temporary export declines. Of course, there should be no illusions that Asia's deep-rooted problems will be resolved easily; economic adjustments take time, and difficulties are bound to arise along the way to recovery.

In conclusion, we believe the current emerging market crisis represents an opportunity to purchase stocks at attractive prices. Our strategy will continue to be to focus on identifying and buying high-quality companies at distressed prices for long-term capital appreciation potential.

Please remember that this discussion reflects our views and opinions as of June 30, 1998, the end of the reporting period. However, it is not necessarily a complete analysis of every material fact regarding any industry, security, or investment. Keep in mind that market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy. Of course, investing in emerging markets involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political developments and the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 785.85% in the last 15 years, but has suffered six declines of more than 20% during that time.(5) These special risks and other considerations are discussed in the Fund's prospectus.

Thank you for investing in Templeton Developing Markets Fund. We appreciate your support and welcome your comments.

Sincerely,

/s/J. MARK MOBIUS

J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Fund

TEMPLETON DEVELOPING MARKETS FUND
Top 10 Countries
6/30/98

This charts lists the top 10 countries represented in Templeton Variable Products Series Fund - Templeton Developing Markets Fund, based on total net assets as of June 30, 1998.


                                                 % OF TOTAL
COUNTRY                                          NET ASSETS
---------------------------------------------------------------
Brazil                                             7.9%
South Africa                                       6.3%
Mexico                                             6.1%
South Korea                                        5.8%
Thailand                                           4.8%
Malaysia                                           4.1%
Hong Kong                                          4.1%
Singapore                                          3.8%
Poland                                             3.6%
Indonesia                                          3.0%


5. Source: Bloomberg. Return is measured in local currency terms and is based on quarterly percentage price change over 15 years ended June 30, 1998.

                                                                           TD-3

PAGE


PERFORMANCE SUMMARY

CLASS 1

Templeton Developing Markets Fund - Class 1 delivered a -23.40% total return for the six-month period ended June 30, 1998. Total return of Class 1 shares represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results. Past expense reductions by the manager increased returns.

NOTE: PERFORMANCE REFLECTS THE FUND'S CLASS 1 OPERATING EXPENSES, BUT DOES NOT INCLUDE ANY CONTRACT FEES, EXPENSES, OR SALES CHARGES. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. THESE CONTRACT CHARGES AND DEDUCTIONS, PARTICULARLY FOR VARIABLE LIFE POLICIES, CAN HAVE A SIGNIFICANT EFFECT ON CONTRACT VALUES AND INSURANCE BENEFITS. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THESE CHARGES, INCLUDING SALES CHARGES.

Templeton Developing Markets Fund - Class 1
Periods ended 6/30/98


                                                                         Since
                                                                       Inception
                                                          1-Year       (3/4/96)
--------------------------------------------------------------------------------

Average Annual Total Return                               -48.81%      -25.10%

Cumulative Total Return                                   -48.81%      -48.88%

Value of $10,000 Investment                                $5,119       $5,112


Investment return and the value of your principal will go up and down with market conditions, currencies and the economic, social, and political climates of the countries where investments are made. Emerging markets involve similar but higher risks related to their smaller size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

TD-4

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
Financial Highlights

                                                               SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1998         ------------------------
                                                                 (UNAUDITED)            1997           1996+
                                                               -----------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS 1
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $6.63              $9.43         $10.00
                                                               -----------------------------------------------
Income from investment operations:
 Net investment income......................................            .04                .09            .05
 Net realized and unrealized losses.........................          (1.55)             (2.82)          (.62)
                                                               -----------------------------------------------
Total from investment operations............................          (1.51)             (2.73)          (.57)
                                                               -----------------------------------------------
Less distributions from:
 Net investment income......................................           (.10)              (.04)            --
 Net realized gains.........................................           (.05)              (.03)            --
                                                               -----------------------------------------------
Total distributions.........................................           (.15)              (.07)            --
                                                               -----------------------------------------------
Net asset value, end of period..............................          $4.97              $6.63          $9.43
                                                               ===============================================

Total Return*...............................................       (23.40)%           (29.22)%        (5.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $156,251           $163,459        $72,245
Ratios to average net assets:
 Expenses...................................................          1.70%**            1.58%          1.70%**
 Expenses, excluding waiver and payments by affiliates......          1.70%**            1.58%          1.78%**
 Net investment income......................................          1.73%**            1.63%          1.52%**
Portfolio turnover rate.....................................         16.15%             23.82%          9.95%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.
+FOR THE PERIOD MARCH 4, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

                                                                            TD-5

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
Financial Highlights (continued)

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1998          YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1997+
                                                                --------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS 2
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $6.62                $9.85
                                                                --------------------------------------
Income from investment operations:
 Net investment income......................................             .04                  .04
 Net realized and unrealized losses.........................           (1.56)               (3.27)
                                                                --------------------------------------
Total from investment operations............................           (1.52)               (3.23)
                                                                --------------------------------------
Less distributions from:
 Net investment income......................................            (.09)                  --
 Net realized gains.........................................            (.05)                  --
                                                                --------------------------------------
Total distributions.........................................            (.14)                  --
                                                                --------------------------------------
Net asset value, end of period..............................           $4.96                $6.62
                                                                ======================================
Total Return*...............................................        (23.50)%             (32.79)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $12,234               $9,569
Ratios to average net assets:
 Expenses...................................................           1.95%**              1.77%**
 Net investment income......................................           1.55%**              1.48%**
Portfolio turnover rate.....................................          16.15%               23.82%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.
+FOR THE PERIOD MAY 1, 1997 (EFFECTIVE DATE) TO DECEMBER 31, 1997.
                       See Notes to Financial Statements.
TD-6

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 74.6%
ARGENTINA 2.9%
*Atanor Cia Nacional Para la Industria Quimica SA, D......                Chemicals                    161,169   $    143,455
*Buenos Aires Embotelladora SA, ADR.......................           Beverages & Tobacco                29,000            290
Capex SA, A...............................................        Utilities Electrical & Gas            25,000         92,509
Central Costanera SA, B...................................        Utilities Electrical & Gas            26,860         77,902
Molinos Rio de Plata SA, B................................        Food & Household Products             62,018        135,833
Nobleza Piccardo Sdad Industrial Comercial y Financial....           Beverages & Tobacco                45,451        184,095
Quilmes Industrial SA.....................................           Beverages & Tobacco               103,900      1,013,025
Renault Argentina SA......................................               Automobiles                    10,472         20,841
Siderca SA, A.............................................             Metals & Mining                  14,000         23,802
Sociedad Comercial del Plata Cadelplata Come..............              Multi-Industry                 513,950        565,402
Transportadora de Gas del Sur SA, B.......................              Energy Sources                 315,015        705,704
Transportadora de Gas del Sur SA, B, ADR..................              Energy Sources                  28,400        326,600
YPF Sociedad Anonima, ADR.................................              Energy Sources                  53,934      1,621,391
                                                                                                                 ------------
                                                                                                                    4,910,849
                                                                                                                 ------------
BOTSWANA .3%
Sechaba Brewery Holding Ltd. .............................           Beverages & Tobacco               384,900        510,137
Sefalana Holding Co. Ltd. ................................        Food & Household Products             18,100         22,008
                                                                                                                 ------------
                                                                                                                      532,145
                                                                                                                 ------------
BRAZIL 7.9%
Aracruz Celulose SA, ADR..................................         Forest Products & Paper             196,800      2,250,900
Banco Bradesco SA.........................................                 Banking                 166,249,544      1,329,594
Banco Bradesco SA, pfd. ..................................                 Banking                 110,360,488        920,784
Banco do Brasil SA........................................                 Banking                  39,204,000        323,367
Banco do Brazil SA, pfd. .................................                 Banking                  13,743,000        153,281
Brasmotor SA, pfd. .......................................              Multi-Industry               1,613,000        147,828
Centrais Eletricas Brasileiras SA (Electrobras), pfd.,
  B.......................................................        Utilities Electrical & Gas        18,000,000        541,587
*Centrais Geradoras Do Sul Do Brasil SA (Gerasul),
  pfd. ...................................................        Utilities Electrical & Gas        18,000,000         25,990
Cia Energetica de Minas Gerais, ADR.......................        Utilities Electrical & Gas            23,200        722,117
Cia Vale do Rio Doce, pfd., A.............................             Metals & Mining                  11,000        218,745
Companhia Siderurgica Nacional Sid Nacional CSN...........             Metals & Mining              62,550,000      1,567,265
Copene-Petroquimica do Nordeste SA, A, pfd. ..............                Chemicals                    824,000        182,383
Duratex SA, pfd. .........................................         Forest Products & Paper           3,715,000        144,540
Investimentos Itau SA, pfd. ..............................              Multi-Industry               3,985,000      2,515,174
*Mannesmann SA............................................         Machinery & Engineering           2,794,000        320,080
Telecomunicacoes Brasileiras SA (Telebras)................            Telecommunications             6,900,000        548,850
Telecomunicacoes Brasileiras SA (Telebras), pfd. .........            Telecommunications             8,708,000        947,144
Unibanco Uniao de Bamncos Brasileiros SA, unit............                 Banking                   7,000,000        413,972
                                                                                                                 ------------
                                                                                                                   13,273,601
                                                                                                                 ------------
CHILE 1.5%
Compania de Telecomunicaciones de Chile SA, ADR...........            Telecommunications                36,164        734,581
Empresa Nacional de Electricidad SA, ADR..................         Electrical & Electronics             81,900      1,167,075
Enersis SA, ADR...........................................        Utilities Electrical & Gas            21,300        520,519
Quinenco SA, ADR..........................................              Multi-Industry                  11,000         99,000
                                                                                                                 ------------
                                                                                                                    2,521,175
                                                                                                                 ------------
CHINA .9%
Chiwan Wharf Holdings Ltd., B.............................              Transportation                 174,000         39,297
Guangshen Railway Co. Ltd., ADR...........................              Transportation                  23,400        159,413
Guangshen Railway Co. Ltd., H.............................              Transportation               2,622,000        348,535
*Luoyang Glass Co. Ltd., H................................       Misc Materials & Commodities          835,000         38,794
Shandong Huaneng Power Development Co. Ltd., ADR..........        Utilities Electrical & Gas            17,500         94,063
*Shanghai Jin Jiang Tower Co. Ltd., B.....................            Leisure & Tourism                 18,240          2,572
Shanghai New Asia Group Co. Ltd., B.......................        Food & Household Products             26,540          5,626
Shanghai Petrochemical Co. Ltd., H........................                Chemicals                  4,404,000        494,474
*Shanghai Steel Tube Co. Ltd., B..........................         Machinery & Engineering             389,000         30,342
*Shanghai Tyre & Rubber Co. Ltd., B.......................          Industrial Components              496,000         80,352

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
CHINA (CONT.)
*Shanghai Vacuum Electron Devices Co. Ltd., B.............     Appliances & Household Durables         207,000   $     37,674
Shanghai Yaohua Pilkington Glass, B.......................     Building Materials & Components          70,000          9,100
*Yanzhou Coal Mining Company Ltd. ........................              Energy Sources                 512,000         97,793
                                                                                                                 ------------
                                                                                                                    1,438,035
                                                                                                                 ------------
CZECH REPUBLIC 2.2%
*CEZ AS...................................................        Utilities Electrical & Gas            77,450      2,140,676
Elektrarny Opatovice AS...................................              Energy Sources                     250         31,991
*Komercni Banka AS........................................                 Banking                       7,950        266,750
Komercni Banka AS, GDR....................................                 Banking                      47,800        601,085
*Leciva AS................................................          Health & Personal Care                 700         53,624
*SPT Telecom AS...........................................            Telecommunications                41,100        567,991
Unipetrol.................................................                Chemicals                     15,862         34,704
                                                                                                                 ------------
                                                                                                                    3,696,821
                                                                                                                 ------------
GHANA .8%
Ashanti Goldfields Co. Ltd., GDR..........................             Metals & Mining                 174,460      1,417,488
                                                                                                                 ------------
GREECE
Hellenic Telecommunications Organizations.................            Telecommunications                 1,770         45,361
Hellenic Telecommunications Organizations, 144A...........            Telecommunications                 1,082         27,742
                                                                                                                 ------------
                                                                                                                       73,103
                                                                                                                 ------------
HONG KONG 4.1%
CDL Hotel International Ltd. .............................            Leisure & Tourism                 58,000         17,216
Cheung Kong Holdings Ltd. ................................              Multi-Industry                 182,000        894,897
Citic Pacific Ltd. .......................................              Multi-Industry                  10,000         17,681
Cross Harbour Tunnel Co. Ltd. ............................              Transportation                  58,000         69,613
Dairy Farm International Holdings Ltd. ...................              Merchandising                  463,370        495,806
Golden Resources Development International Ltd. ..........        Food & Household Products          2,278,000        111,716
Goldlion Holdings Ltd. ...................................            Textiles & Apparel                82,000          9,207
Hang Lung Development Co. Ltd. ...........................               Real Estate                   788,000        783,058
Hong Kong & Shanghai Hotels Ltd. .........................            Leisure & Tourism                972,000        486,088
Hong Kong Electric Holdings Ltd. .........................        Utilities Electrical & Gas           219,900        681,104
HSBC Holdings Plc. .......................................                 Banking                      83,200      2,034,742
IMC Holdings Ltd. ........................................              Transportation                 393,000         44,633
Jardine Matheson Holdings Ltd. ...........................              Multi-Industry                  75,213        203,075
Joyce Boutique Holdings Ltd. .............................              Merchandising                1,960,000         31,619
Lai Sun Development Co. Ltd. .............................               Real Estate                   284,000         35,552
Lai Sun Garment International Ltd. .......................              Multi-Industry                 202,000         43,536
New World Development Co. Ltd. ...........................               Real Estate                   111,000        214,878
Semi-Tech Co. Ltd. .......................................     Appliances & Household Durables         223,834         11,127
Sun Hung Kai Properties Ltd. .............................               Real Estate                    81,000        343,920
Tingyi (Cayman Islands) Holding Corp. ....................        Food & Household Products              1,000             61
Wheelock and Company Ltd. ................................              Multi-Industry                 469,000        276,911
*Wo Kee Hong Holdings Ltd. ...............................              Merchandising                2,207,000         28,767
                                                                                                                 ------------
                                                                                                                    6,835,207
                                                                                                                 ------------
HUNGARY 1.3%
Borsodchem RT.............................................                Chemicals                      4,169        121,861
Borsodchem RT, GDR........................................                Chemicals                      5,900        169,773
Borsodchem RT, GDR, 144A..................................                Chemicals                     11,000        316,525
Egis RT...................................................              Multi-Industry                   5,620        197,797
Fotex First Hungarian American Photo Service Co. .........              Multi-Industry                  45,385         36,510
Graboplast Textil Es Muborgyarto RT.......................            Textiles & Apparel                 1,550         39,249
Inter-Europa Bank RT......................................                 Banking                       3,056        187,176
*Inter-Europa Bank RT, new................................                 Banking                         639         35,487
Tiszai Vegyi Kombinat RT..................................                Chemicals                     28,002        544,604

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
HUNGARY (CONT.)
Tiszai Vegyi Kombinat RT, GDR, 144A.......................                Chemicals                     21,000   $    413,700
Tiszai Vegyi Kombinat RT, GDR, Reg S......................                Chemicals                      8,000        157,600
                                                                                                                 ------------
                                                                                                                    2,220,282
                                                                                                                 ------------
INDIA 2.5%
*Andhra Valley Power Supply Co. Ltd. .....................        Utilities Electrical & Gas            28,950         55,850
*Arvind Mills Ltd. .......................................            Textiles & Apparel               119,500        119,571
Bajaj Auto Ltd. ..........................................               Automobiles                     1,650         22,273
*Bharat Petroleum Corporation, Ltd. ......................              Energy Sources                   3,900         32,281
Bombay Dyeing & Manufacturing Co. Ltd. ...................                Chemicals                    270,300        446,513
*Cochin Refineries Ltd. ..................................              Energy Sources                     300          1,557
Grasim Industries Ltd. ...................................              Multi-Industry                  25,000        211,062
Great Eastern Shipping Co. Ltd. ..........................              Transportation                 117,000         85,317
Gujarat Ambuja Cements Ltd. ..............................     Building Materials & Components          11,600         71,503
Gujarat Industries Power Ltd. ............................       Energy Equipment & Services            20,000         11,540
Gujarat Narmanda Valley Fertilizers Co. Ltd., ADR.........                Chemicals                      9,000         21,600
Hindustan Organic Chemicals Ltd. .........................                Chemicals                     20,400          4,814
*Hindustan Petroleum Corporation Ltd. ....................              Energy Sources                  25,000        230,383
Hotel Leela Venture Ltd. .................................            Leisure & Tourism                150,250        157,430
India Cements Ltd., GDR...................................     Building Materials & Components         109,590        144,659
Indian Aluminium Co. Ltd. ................................             Metals & Mining                  29,000         51,396
*Indian Petrochemicals Corp. Ltd. ........................                Chemicals                    194,600        236,505
Indian Rayon & Industries Ltd. ...........................              Multi-Industry                   1,125          5,442
Indian Rayon & Industries Ltd., GDR.......................              Multi-Industry                  28,670         91,742
Indo Gulf Fertilisers & Chemicals Corp. Ltd. .............                Chemicals                        800            668
Indo Gulf Fertilisers & Chemicals Corp. Ltd., GDR.........                Chemicals                      7,150          5,184
Industrial Credit & Inv. Corp. of India (ICICI)...........            Financial Services               246,500        450,244
Industrial Development Bank of India......................                 Banking                      77,800        118,788
Larsen & Toubro Ltd. .....................................              Multi-Industry                  53,600        290,041
Madras Cements Ltd. ......................................     Building Materials & Components              65          5,484
Mahanagar Telephone Nigam Ltd. ...........................            Telecommunications                30,300        127,564
National Aluminium Co. Ltd. ..............................             Metals & Mining                 279,800        138,662
Oriental Bank of Commerce.................................                 Banking                     179,100        199,070
Reliance Industries Ltd., GDR.............................                Chemicals                     14,000         92,400
Steel Authority of India Ltd. ............................             Metals & Mining                     800            170
Sterlite Industries Ltd. .................................             Metals & Mining                     465          1,929
Tata Chemicals Ltd. ......................................                Chemicals                     76,800        227,274
*Tata Engineering & Locomotive Co., GDR...................         Machinery & Engineering              11,000         35,200
Tata Engineering & Locomotive Co. Telco...................         Machinery & Engineering              80,900        317,873
Tata Hydro-Electric Power Co. ............................        Utilities Electrical & Gas            51,700        105,230
Tata Iron & Steel Co., Ltd. ..............................             Metals & Mining                  11,300         33,573
Thermax Ltd. .............................................       Energy Equipment & Services             7,400         22,999
Titan Industries Ltd. ....................................    Recreation & Other Consumer Goods         69,600         66,028
                                                                                                                 ------------
                                                                                                                    4,239,819
                                                                                                                 ------------
INDONESIA 3.0%
Asia Pulp & Paper Co. Ltd., ADR...........................         Forest Products & Paper              46,100        518,625
*PT Bank International Indonesia, fgn. ...................                 Banking                   9,697,000        196,561
PT Barito Pacific Timber TBK..............................         Forest Products & Paper           1,774,000         29,966
PT BDNI Capital Corporation, fgn. ........................            Financial Services                 9,000            122
PT Charoen Pokphand Indonesia.............................        Food & Household Products          1,453,500         25,780
PT Ciputra Dev. ..........................................               Real Estate                 2,430,000         24,628
PT Gadjah Tunggal.........................................               Automobiles                 2,223,000         15,020
PT Gudang Garam...........................................           Beverages & Tobacco               270,000        158,716
PT Indah Kiat Pulp & Paper Corp. .........................         Forest Products & Paper           2,124,750        405,569
*PT Indah Kiat Pulp & Paper Corp. TBK, wts. ..............         Forest Products & Paper             146,800         17,160
PT Indocement Tunggal Prakarsa............................     Building Materials & Components       1,980,000        535,135
PT Indofoods Sukses Makmur................................        Food & Household Products          1,157,185        113,373
PT Indosat................................................            Telecommunications               193,000        224,297

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
INDONESIA (CONT.)
PT Jakarta International Hotel & Development..............               Real Estate                11,764,000   $    337,818
PT Kalbe Farma............................................          Health & Personal Care           1,163,500         31,446
*PT Lippo Life Insurance TBK..............................                Insurance                  4,738,500         88,046
*PT Modern Photo Film Co. ................................              Multi-Industry               1,526,500         85,092
PT Pakuwon Jati...........................................               Real Estate                 1,700,000          5,743
*PT Semen Cibinong, loc. .................................     Building Materials & Components      35,534,500        960,392
PT Semen Gresik...........................................     Building Materials & Components         311,000        176,514
*PT Sinar Mas Agro Resources & Technology Corp. ..........        Food & Household Products            482,800         45,670
PT Sumalindo Lestari Jaya TBK.............................         Forest Products & Paper             146,000          3,206
*PT Surya Hidup Sapwa.....................................        Food & Household Products            479,500          2,025
PT Tambang Timah (Persero)................................             Metals & Mining               1,159,500        519,033
PT Tancho Indonesia.......................................          Health & Personal Care              63,000          4,257
PT Telekomunikasi Indonesia (Persero), B..................            Telecommunications                44,500         12,553
PT Tempo Scan Pacific.....................................          Health & Personal Care          10,325,000        156,968
PT Tjiwi Kimia TBK........................................         Forest Products & Paper           1,346,454        168,307
*PT Tjiwi Kimia TBK, wts. ................................         Forest Products & Paper              79,645          4,359
PT Ultra Jaya Milk........................................        Food & Household Products          2,740,000        203,649
*PT United Tractors.......................................         Machinery & Engineering              46,000          1,399
                                                                                                                 ------------
                                                                                                                    5,071,429
                                                                                                                 ------------
JORDAN .4%
Jordan Cement Factories Ltd. .............................     Building Materials & Components          17,000         49,494
*Zara Investment Holdings Company Ltd. ...................            Leisure & Tourism                350,000        659,634
                                                                                                                 ------------
                                                                                                                      709,128
                                                                                                                 ------------
KAZAKHSTAN .4%
*Kazkommertsbank, ADR, 144A...............................                 Banking                      33,460        719,390
                                                                                                                 ------------
KENYA .4%
Kenya Airways Ltd. .......................................              Transportation               5,418,381        641,902
                                                                                                                 ------------
MALAYSIA 4.1%
AMMB Holdings Bhd. .......................................            Financial Services               615,600        323,570
Berjaya Singer Bhd........................................     Appliances & Household Durables          71,000         17,632
Boustead Holdings Bhd. ...................................        Food & Household Products            403,000        246,804
Cement Industries of Malaysia Bhd. .......................     Building Materials & Components         501,000        258,503
Edaran Otomobil Nasional Bhd. ............................               Automobiles                     3,000          2,893
Federal Flour Mills Bhd. .................................        Food & Household Products             35,000         26,076
Genting Bhd. .............................................            Leisure & Tourism                220,200        398,192
Golden Hope Plantations Bhd. .............................       Misc Materials & Commodities           37,000         33,900
Hong Leong Industries Bhd. ...............................              Multi-Industry                 206,800        153,573
*Hong Leong Industries Bhd., wts. ........................              Multi-Industry                  19,500          1,599
Hong Leong Properties Bhd. ...............................               Real Estate                   467,000         66,433
Island & Peninsula Bhd. ..................................               Real Estate                   447,000        186,452
Kian Joo Can Factory Bhd. ................................          Industrial Components               85,000         77,878
Leader Universal Holdings Bhd. ...........................          Industrial Components            1,452,000        217,056
Malayawata Steel Bhd. ....................................             Metals & Mining                 563,000        138,459
Malaysian Airlines System Bhd. ...........................              Transportation                 246,000         81,259
Malaysian International Shipping Corp., fgn. .............              Transportation                  76,000        110,862
MBF Capital Bhd. .........................................            Financial Services             2,591,000        434,176
Oriental Holdings Bhd. ...................................               Automobiles                    47,000         78,192
Perlis Plantations Bhd. ..................................              Multi-Industry                 146,000        126,727
Perusahaan Otomobil Nasional Bhd. ........................               Automobiles                   141,000         90,090
Public Bank Bhd. .........................................                 Banking                   4,347,400      1,289,283
Public Bank Bhd., fgn. ...................................                 Banking                   2,660,000        801,688
*Renong Bhd. .............................................              Multi-Industry               1,684,000        280,159
Resorts World Bhd. .......................................            Leisure & Tourism                572,000        628,890
Shangri La Hotels (Malaysia) Bhd. ........................            Leisure & Tourism                 53,000         12,651
Tanjong Plc. .............................................    Recreation & Other Consumer Goods        238,000        329,958

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
MALAYSIA (CONT.)
Technology Resources Industries Bhd. .....................              Multi-Industry                 437,000   $    300,289
YTL Corp. Berhad..........................................          Construction & Housing             203,000        152,709
                                                                                                                 ------------
                                                                                                                    6,865,953
                                                                                                                 ------------
MEXICO 6.1%
Alfa SA de CV, A..........................................              Multi-Industry                 166,500        691,125
*Altos Hornos de Mexico SA................................             Metals & Mining                 297,700        314,728
Cemex SA, B...............................................     Building Materials & Components       1,012,490      4,450,629
Coca Cola Femsa SA de CV, ADR.............................           Beverages & Tobacco                 6,300        109,463
Cydea SA de CV............................................              Multi-Industry                  31,000         51,057
DESC SA de CV DESC, B.....................................              Multi-Industry                  59,000        300,712
*Grupo Financiero Banamex Accival SA, L...................                 Banking                     645,000      1,062,319
Grupo Financiero Bancomer SA de CV, B.....................                 Banking                     350,000        130,481
Grupo Financiero Bancomer SA de CV, L.....................                 Banking                   3,751,000        916,253
*Grupo Financiero Serfin SA de CV, B......................                 Banking                   2,385,000        270,721
Panamerican Beverages Inc., A.............................        Food & Household Products             13,500        424,406
Telefonos de Mexico SA (Telmex), ADR, L...................            Telecommunications                27,600      1,326,525
Vitro SA De CV............................................        Food & Household Products             92,000        194,525
                                                                                                                 ------------
                                                                                                                   10,242,944
                                                                                                                 ------------
NEW ZEALAND .2%
Brierley Investments Ltd. ................................     Wholesale & International Trade         713,000        355,314
                                                                                                                 ------------
PAKISTAN .9%
*Bank of Punjab...........................................                 Banking                     124,823         18,681
*DG Khan Cement Co. ......................................     Building Materials & Components       2,258,000        225,286
Engro Chemical Pakistan Ltd. .............................                Chemicals                    132,112        141,840
Fauji Fertilizer Co. Ltd. ................................                Chemicals                     37,000         40,126
National Development Leasing Corp. .......................            Financial Services             3,558,250        308,708
*Pakistan Electron Ltd. ..................................     Appliances & Household Durables         563,000         48,845
*Pakistan International Airlines Corp. ...................              Transportation                 774,600         58,803
Pakistan Telecommunications Corp. PTC.....................            Telecommunications                 1,000         34,500
Pakistan Telecommunications Corp., PTC, A.................            Telecommunications             1,109,000        389,671
*Pakland Cement Co. Ltd. .................................     Building Materials & Components       1,397,800        127,335
*Union Bank Ltd. .........................................                 Banking                   1,287,000        195,402
                                                                                                                 ------------
                                                                                                                    1,589,197
                                                                                                                 ------------
PERU 1.8%
Banco Wiese Ltd., ADR.....................................              Multi-Industry                  14,500         49,844
Telefonica del Peru SA, B, ADR............................            Telecommunications               145,400      2,971,613
                                                                                                                 ------------
                                                                                                                    3,021,457
                                                                                                                 ------------
PHILIPPINES 2.9%
*A Soriano Corp. .........................................              Multi-Industry               6,456,500        173,412
Ayala Corp., B............................................              Multi-Industry                 179,200         46,197
*Belle Corp. .............................................               Real Estate                48,777,000      1,239,895
*Digital Telecommunications Philippines Inc. .............            Telecommunications            10,360,000        322,974
Filinvest Development Corp. ..............................               Real Estate                 2,639,000        132,899
*Keppel Philippine Holdings Inc., B.......................         Machinery & Engineering          19,425,186        465,832
*Metro Pacific Corp. MDI..................................              Multi-Industry                 497,000         11,323
*Petron Corporation.......................................              Energy Sources                 959,000        101,189
*Philex Mining Corp., B...................................             Metals & Mining               9,487,500        170,638
Philippine Commercial International Bank Inc. ............                 Banking                     280,460      1,022,300
*Philippine National Bank.................................                 Banking                     701,931        833,227
RFM Corp. ................................................        Food & Household Products          1,587,636        228,437
*Southeast Asia Cement Holdings Inc. .....................     Building Materials & Components      15,454,000        129,710
                                                                                                                 ------------
                                                                                                                    4,878,033
                                                                                                                 ------------

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
POLAND 3.6%
Bank Handlowy W Warszawie SA..............................                 Banking                       7,000   $    133,496
Bank Handlowy W Warszawie SA, 144A........................                 Banking                      25,000        476,771
Bank Przemyslowo-Handlowy SA..............................                 Banking                       1,000         71,695
Bank Rozwoju Eksportu SA (BRE)............................                 Banking                      24,482        663,478
*Bank Rozwoju Eksportu SA (BRE), rts. ....................                 Banking                       4,896          1,404
Big Bank Gdanski SA, G....................................                 Banking                     538,150        717,636
Big Bank Gdanski SA, GDR..................................                 Banking                      23,966        464,940
Farm Food SA..............................................        Food & Household Products              4,811         35,182
*Gorazdze SA..............................................     Building Materials & Components           1,578         28,736
*Huta Olawa SA............................................             Metals & Mining                  78,107        199,355
*Impexmetal SA, A.........................................             Metals & Mining                  93,892        702,776
Lentex SA.................................................     Building Materials & Components          19,090        175,188
Przedsiebiorstwo Cukiernicze Jutrzenka SA.................        Food & Household Products             71,000        566,045
*Przedsiebiorstwo Handlu Zagranicznego Universal SA.......     Wholesale & International Trade       1,102,000      1,137,712
*Rolimpex SA..............................................     Wholesale & International Trade          39,117         67,308
Warta SA..................................................                Insurance                     13,400        238,256
Wielkopolski Bank Kredytowy SA............................                 Banking                      38,500        298,107
                                                                                                                 ------------
                                                                                                                    5,978,085
                                                                                                                 ------------
RUSSIA 1.3%
Aeroflot..................................................              Transportation                   4,800        328,800
*Arkhangelsk Telecom, pfd. ...............................            Telecommunications               260,000         52,000
*Chelyabenergo............................................            Telecommunications                20,000          1,810
Irkutskenergo.............................................        Utilities Electrical & Gas           680,800         66,718
*Kamaz....................................................               Automobiles                   121,186         66,046
*Krasnoyarsk Aluminum Plant...............................             Metals & Mining                   5,748         68,976
Mosenergo.................................................        Utilities Electrical & Gas         4,450,000        222,500
*Murmansk Sea Shipping....................................              Transportation                   3,000         27,000
Norilsk Nickel............................................             Metals & Mining                  31,700         65,778
Norilsk Nickel, pfd. .....................................             Metals & Mining                  10,000         16,350
*Novorosissk Sea Shipping.................................              Transportation                  28,000          5,880
*Novorosissk Sea Shipping., pfd. .........................              Transportation                 224,000         13,440
*Primorsk Sea Shipping....................................              Transportation                  36,050         61,285
*Red October..............................................        Food & Household Products              3,000         16,425
*Rostelekom...............................................            Telecommunications               153,000        346,545
Rostelekom, pfd. .........................................            Telecommunications               257,300        285,603
*Saint Petersburg City Telephone Network, pfd., A.........            Telecommunications                53,000         12,985
Tsum Trade House..........................................              Merchandising                  317,500         50,800
Unified Energy System.....................................        Utilities Electrical & Gas         3,400,000        438,600
Unified Energy System, pfd. ..............................        Utilities Electrical & Gas           200,000         12,400
*Uralmash Zavody..........................................         Machinery & Engineering              15,032         97,708
                                                                                                                 ------------
                                                                                                                    2,257,649
                                                                                                                 ------------
SINGAPORE 3.8%
Acer Computer International Ltd. .........................         Electrical & Electronics            195,000         68,250
*Acer Computer International Ltd., wts. ..................         Electrical & Electronics              4,400            264
Acma Ltd. ................................................         Electrical & Electronics            294,000        177,496
City Developments Ltd. ...................................          Construction & Housing              38,000        106,162
Cycle & Carriage Ltd. ....................................               Automobiles                   140,000        341,403
Delgro Corp. .............................................              Transportation                  50,500         36,168
First Capital Corp. Ltd. .................................               Real Estate                   504,000        171,530
Fraser and Neave Ltd. ....................................           Beverages & Tobacco               136,000        365,457
Hai Sun Hup Group Ltd. ...................................              Transportation                 714,000        166,931
*Hai Sun Hup Group Ltd., wts. ............................              Transportation                  82,600          3,422
Hinds Hotels International Ltd. ..........................            Leisure & Tourism                 32,000         19,888
Hong Leong Finance Ltd., fgn. ............................            Financial Services               541,000        441,894
Hour Glass Ltd. ..........................................              Merchandising                1,389,000        246,641
*Inchcape Marketing Services Ltd. ........................        Broadcasting & Publishing            153,000         36,677
Inchcape Motores Ltd. ....................................     Wholesale & International Trade         143,000         98,183

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
Isetan (Singapore) Ltd. ..................................              Merchandising                   49,000   $     46,259
Jurong Shipyard Ltd. .....................................         Machinery & Engineering             194,000        935,839
Keppel Corp., Ltd. .......................................              Transportation                 187,000        281,136
MCL Land Ltd. ............................................               Real Estate                   605,000        216,647
Metro Holdings Ltd. ......................................     Wholesale & International Trade          39,000         23,545
Natsteel Ltd. ............................................             Metals & Mining                 776,000        753,264
*Osprey Maritime Ltd. ....................................              Transportation                 267,000        123,267
Osprey Maritime Ltd., conv., pfd. ........................              Transportation                  69,660         24,739
*Overseas Union Enterprise Ltd. ..........................            Leisure & Tourism                120,400        177,447
Overseas Union Trust, fgn. ...............................            Financial Services               200,000        165,730
Robinson & Co., Ltd. .....................................              Merchandising                   32,200         81,953
SBS Bus Service Ltd., fgn. ...............................              Transportation                 125,000         51,421
Sembawang Corp. Ltd. .....................................              Multi-Industry                 497,000        585,398
Sembawang Resources Ltd. .................................     Building Materials & Components           8,000          4,711
Singapore Petroleum Company, fgn. ........................                Chemicals                    133,000         47,627
Tibs Holdings Ltd. .......................................              Transportation                  77,000         30,080
Times Publishing Ltd. ....................................        Broadcasting & Publishing             26,000         43,090
United Industrial Corporation Ltd. .......................               Real Estate                 1,565,000        449,260
United Overseas Land Ltd. ................................               Real Estate                   109,000         58,710
*Van Der Horst Ltd. ......................................         Machinery & Engineering             141,000         25,037
WBL Corp. Ltd. ...........................................              Multi-Industry                  87,000         56,644
                                                                                                                 ------------
                                                                                                                    6,462,170
                                                                                                                 ------------
SLOVAK REPUBLIC .5%
Nafta Gbely AS............................................        Utilities Electrical & Gas             9,195        130,856
Plastika Nitra............................................          Industrial Components               21,229        181,269
Slovakofarma AS...........................................          Health & Personal Care               1,029         99,520
Slovnaft AS...............................................                Chemicals                     11,000        216,030
Vychodoslovenske Zeleziarne AS............................             Metals & Mining                  22,857        188,664
                                                                                                                 ------------
                                                                                                                      816,339
                                                                                                                 ------------
SLOVENIA .2%
Blagovno Trgovinski Center, GDR, 144A.....................               Real Estate                    50,000        312,500
Blagovno Trgovinski Center, GDR, Reg S....................               Real Estate                    13,000         81,250
                                                                                                                 ------------
                                                                                                                      393,750
                                                                                                                 ------------
SOUTH AFRICA 6.3%
Aeci Ltd. ................................................                Chemicals                     63,600        252,912
Alpha Ltd. ...............................................     Building Materials & Components          21,900        161,003
Anglo American Industrial Corp. Ltd. .....................              Multi-Industry                  51,279        848,224
Anglo-American Corp of South Africa Ltd. .................             Metals & Mining                  28,000        935,673
Anglovaal Industried Ltd. ................................              Multi-Industry                 168,840        183,368
Bonnita Holdings Ltd. ....................................        Food & Household Products             80,000         34,085
BTR Dunlop Ltd. ..........................................          Industrial Components              256,200         90,751
CG Smith Ltd. ............................................              Multi-Industry                 132,000        359,499
De Beers/Centenary Linked Units, Reg. ....................       Misc Materials & Commodities           40,600        706,854
*Del Monte Royal Foods Ltd. ..............................        Food & Household Products          1,411,300        636,677
Edgars Stores Ltd. .......................................            Textiles & Apparel                14,309        125,518
Engen Ltd. ...............................................              Energy Sources                 207,300        568,040
Irvin & Johnson Ltd. .....................................        Food & Household Products          1,138,200        332,807
Kersaf Investments Ltd. ..................................            Leisure & Tourism                190,700        860,301
Malbak Ltd. ..............................................              Multi-Industry                 104,075         69,557
McCarthy Retail Ltd. .....................................              Multi-Industry                 302,692        278,163
McCarthy Retail Ltd., conv., zero coupon, 9/30/03.........              Multi-Industry                  11,833         13,345
Palabora Mining Co. Ltd. .................................             Metals & Mining                  29,500        155,263
Polifin Ltd. .............................................                Chemicals                     13,600         12,043
*Rainbow Chicken Ltd. ....................................        Food & Household Products          3,101,585        207,291
Rembrandt Group Ltd. .....................................              Multi-Industry                  66,600        411,729
Reunert Ltd. .............................................         Electrical & Electronics            172,000        192,548

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH AFRICA (CONT.)
*Sappi Ltd. ..............................................         Forest Products & Paper             207,173   $    770,192
Sasol Ltd. ...............................................              Energy Sources                  80,500        462,018
South African Breweries Ltd. .............................           Beverages & Tobacco                23,460        478,216
South African Iron & Steel Industrial Corp. Ltd. .........             Metals & Mining               2,591,390        484,938
Sun International (South Africa) Ltd. ....................            Leisure & Tourism              1,465,600        487,309
Tongaat-Hulett Group Ltd. ................................              Multi-Industry                  47,000        347,494
Toyota South Africa Limited...............................               Automobiles                    26,200         94,119
Voltex Holdings Ltd. .....................................         Electrical & Electronics            136,907         50,325
                                                                                                                 ------------
                                                                                                                   10,610,262
                                                                                                                 ------------
SOUTH KOREA 5.8%
Asia Cement Manufacturing Company Ltd. ...................     Building Materials & Components          61,820        292,666
*Boram Bank Co. Ltd. .....................................                 Banking                      54,300         95,707
BYC Co. Ltd. .............................................            Textiles & Apparel                 1,190         32,502
*Cho Hung Bank Co. Ltd. ..................................                 Banking                      64,000         38,922
*Cho Hung Bank Co. Ltd., GDR..............................                 Banking                      94,000         58,750
*Cho Hung Bank Co. Ltd., GDR 144A.........................                 Banking                      90,000         56,250
*Daegu Bank Co. Ltd. .....................................                 Banking                     123,966        130,918
                                                                   Electronic Components &
Daewoo Electric Components Co. Ltd. ......................               Instruments                    45,000         75,382
*Daewoo Electronics Co. ..................................         Electrical & Electronics             78,200        205,040
Dongbu Steel Co. Ltd. ....................................             Metals & Mining                  10,000         20,029
Dongkuk Steel Mill Co. Ltd. ..............................             Metals & Mining                  17,700         61,879
Hae In Corp. Ltd. ........................................              Merchandising                  430,000      1,725,637
Hana Bank.................................................                 Banking                     420,126      1,514,657
Hana Bank, GDR............................................                 Banking                      88,073        312,659
*Hotel Shilla Co. ........................................            Leisure & Tourism                226,600        744,331
Kolon International Corp. ................................     Wholesale & International Trade         358,000        262,047
Korea Electric Power Corp. ...............................        Utilities Electrical & Gas            80,500        858,940
*Kyong Nam Bank...........................................                 Banking                     402,460        345,887
Kyung Dong Boiler Co. Ltd. ...............................       Energy Equipment & Services            15,460         79,946
LG Electronics Inc. ......................................         Electrical & Electronics             18,000        147,487
LG Industrial Systems Ltd. ...............................         Electrical & Electronics             15,000         36,599
Moon Bae Steel Co. Ltd. ..................................             Metals & Mining                  21,360         88,831
Saehan Precision Co. Ltd. ................................         Electrical & Electronics             73,113        782,780
Samsung Display Devices Ltd. .............................         Electrical & Electronics             16,765        457,893
Samsung Electronics Co. Ltd. .............................              Multi-Industry                  13,888        429,891
*Samsung Heavy Industries Co. Ltd. .......................         Machinery & Engineering              66,000        329,279
Seah Steel Corp. .........................................             Metals & Mining                  32,760        133,617
Shin Poong Paper Manufacturing Co. Ltd. ..................         Forest Products & Paper               6,701         44,413
Shin Young Wocoal Inc. ...................................            Textiles & Apparel                 1,610         55,582
Ssangyong Oil Refining Co. Ltd. ..........................       Energy Equipment & Services            15,270        103,431
*Tong Yang Merchant Bank..................................            Financial Services                67,798        166,408
                                                                                                                 ------------
                                                                                                                    9,688,360
                                                                                                                 ------------
SRI LANKA .2%
National Development Bank of Sri Lanka....................                 Banking                     118,000        225,535
Sampath Bank Ltd. ........................................                 Banking                      91,100         71,041
                                                                                                                 ------------
                                                                                                                      296,576
                                                                                                                 ------------
THAILAND 4.8%
Advanced Info Service Ltd., fgn. .........................            Telecommunications                31,900        135,745
Ayudhya Insurance Public Co. Ltd., fgn. ..................                Insurance                      3,900         14,199
Bangkok Bank Public Co. Ltd. .............................                 Banking                   1,249,687      1,285,139
Bangkok Insurance Public Co. Ltd. BKI.....................                Insurance                     32,000        147,518
Bangkok Insurance Public Co. Ltd. BKI, fgn. ..............                Insurance                      4,900         37,069
Bank of Ayudhya Public Co. Ltd., fgn. ....................                 Banking                   2,218,000        288,392
Banpu Public Co. Ltd. ....................................              Energy Sources                  11,000         10,662
Banpu Public Co. Ltd., fgn. ..............................              Energy Sources                   2,000          3,262
*Charoen Pokphand Feedmill Public Co. Ltd. ...............        Food & Household Products            351,300        257,454

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
*Chareon Pokphand Feedmill Public Co. Ltd., fgn. .........        Food & Household Products            146,700   $    123,117
*Hana Microelectronics Co. Ltd., fgn. ....................         Electrical & Electronics             86,200        220,085
Industrial Finance Corp. of Thailand......................            Financial Services               265,403         52,704
Industrial Finance Corp. of Thailand, fgn. ...............            Financial Services             1,072,497        220,584
*Italian-Thai Development Public Co. Ltd. ................          Construction & Housing              20,000         10,165
*Italian-Thai Development Public Co. Ltd., fgn. ..........          Construction & Housing              81,100         41,221
*Jasmine International Public Co. Ltd., fgn. .............            Telecommunications               711,000        231,117
Kian Gwan (Thailand) Public Co. Ltd., fgn. ...............               Real Estate                    45,400         53,128
*Land and House Public Co. Ltd. ..........................               Real Estate                   484,978         85,989
*Land and House Public Co. Ltd., fgn. ....................               Real Estate                   184,278         43,565
*Phatra Thanakit Public Co. Ltd., fgn. ...................            Financial Services               952,525         85,570
Regional Container Lines Public Co. Ltd. .................              Transportation                     349            272
Regional Container Lines Public Co. Ltd., fgn. ...........              Transportation                 231,451        218,866
Saha Pathanapibul Public Co. Ltd., fgn. ..................        Food & Household Products            430,500        360,022
Saha Union Public Co. Ltd. ...............................              Multi-Industry                 560,100        321,098
Saha Union Public Co. Ltd., fgn. .........................              Multi-Industry                  27,200         16,558
*Sanyo Universal Electric Public Co Ltd., fgn. ...........     Appliances & Household Durables         109,800         20,766
*Serm Suk Public Co. Ltd. ................................        Food & Household Products             31,100        147,045
*Serm Suk Public Co. Ltd., fgn. ..........................        Food & Household Products              4,900         34,752
*SG Asia Credit Public Co. Ltd. ..........................            Financial Services                 7,000          1,390
Shinawatra Computer & Comm. Public Co. Ltd. ..............         Electrical & Electronics                900          2,532
*Siam Cement Public Co. Ltd. .............................     Building Materials & Components          22,750         96,809
*Siam Cement Public Co. Ltd., fgn. .......................     Building Materials & Components          83,950        404,865
Siam Commercial Bank Ltd. ................................                 Banking                     396,204        121,765
Siam Commercial Bank Ltd., fgn. ..........................                 Banking                     566,500        180,798
Siam Makro Public Company Ltd., fgn. .....................              Merchandising                  176,900        242,558
*Sino-Thai Engineering & Construction Public Co., fgn. ...          Construction & Housing             416,700         46,300
Thai Airways International Public Co. Ltd., fgn. .........              Transportation                 474,000        395,000
*Thai Engine Manufacturing Public Company Ltd., fgn. .....         Machinery & Engineering              83,000         28,942
Thai Farmers Bank Public Co. Ltd. ........................                 Banking                   1,352,008        974,874
*Thai Investments and Securities Ltd. ....................            Financial Services               259,300         30,650
Thai Military Bank Ltd., fgn. ............................                 Banking                     755,300         92,850
*Thai Petrochemical Industry Public Co. Ltd., fgn. .......                Chemicals                    795,120         56,391
Thai Plastic and Chemical Co. Ltd., fgn. .................                Chemicals                      2,200          4,083
Thai Rayon Public Co. Ltd. ...............................            Textiles & Apparel                34,900         47,441
Thai Rayon Public Co. Ltd., fgn. .........................            Textiles & Apparel                   100            136
*Thai Telephone & Telecommunication Public Co. Ltd. ......            Telecommunications                37,000          4,286
*Thai Telephone & Telecommunication Public Co. Ltd.,
  fgn. ...................................................            Telecommunications               916,500        114,833
Thai Wacoal Public Co. Ltd. ..............................            Textiles & Apparel                31,100         75,728
*Thai Wah Public Co. Ltd., fgn. ..........................              Multi-Industry               1,071,950         50,683
*Tipco Asphalt Public Co. Ltd., fgn. .....................     Building Materials & Components          97,400        110,525
*Total Access Communication Public Co. Ltd. ..............            Telecommunications               364,200        389,694
*United Communications Industries, fgn. ..................            Telecommunications               307,500        145,390
                                                                                                                 ------------
                                                                                                                    8,084,587
                                                                                                                 ------------
TURKEY 2.7%
Akbank....................................................                 Banking                   7,064,777        228,067
Alarko Sanayii ve Ticaret SA..............................     Appliances & Household Durables       1,550,250         97,473
*Anadolu Anonim Turk Sigorta Sirketi, br. ................                Insurance                     17,000            290
Borusan AS................................................          Industrial Components           24,821,000      1,024,891
*Cimentas Izmir Cimento Fabrikasi Turk AS.................     Building Materials & Components       1,077,500         60,670
Erciyas Biracilik.........................................        Food & Household Products          3,216,000        488,919
*Eregli Demir ve Celik Fabrikalari AS.....................             Metals & Mining               3,452,000        537,755
Izocam Ticaret ve Sanayii AS, br. ........................     Building Materials & Components      68,336,000      1,077,369
Kartonsan.................................................         Forest Products & Paper           2,662,000        207,344
*Netas Northern Electric Telekomunic Asyon AS.............         Electrical & Electronics            216,000         57,568
Tat Konserve Sanayii AS...................................        Food & Household Products          2,235,297         74,678
*Tofas Turk Otomobil Fabrikasi AS.........................               Automobiles                 1,347,500         56,905

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                           INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
TURKEY (CONT.)
Turkiye Demir Dokum, br. .................................     Appliances & Household Durables      31,943,996   $    545,590
*Turkey Garanti Bankasi AS................................                 Banking                   1,249,887         57,474
                                                                                                                 ------------
                                                                                                                    4,514,993
                                                                                                                 ------------
VENEZUELA .4%
Ceramica Carabobo CA, A, ADR..............................     Building Materials & Components           7,365         14,656
Electricidad de Caracas SAICA SACA........................        Utilities Electrical & Gas           649,688        293,547
Mavesa SA, ADR............................................        Food & Household Products             86,900        276,994
Vencemos de Cementos SA...................................     Building Materials & Components          52,000         51,741
                                                                                                                 ------------
                                                                                                                      636,938
                                                                                                                 ------------
ZIMBABWE .4%
Delta Corp. ..............................................              Multi-Industry                 231,604        151,745
TA Holdings...............................................              Multi-Industry               5,428,000        316,458
Zimbabwe Sun Ltd. ........................................              Multi-Industry               1,303,831        202,706
                                                                                                                 ------------
                                                                                                                      670,909
                                                                                                                 ------------
TOTAL LONG TERM SECURITIES (COST $234,904,826)............                                                        125,663,890
                                                                                                                 ------------
                                                                                                   PRINCIPAL
                                                                                                    AMOUNT**
                                                                                                    --------
SHORT TERM INVESTMENTS 23.0%
Fannie Mae, 5.44% to 5.53%, with maturities to 3/11/99....                                        $ 17,600,000     17,482,672
Federal Farm Credit Banks, 5.50% to 5.53%, with maturities
  to 9/01/98..............................................                                           8,900,000      8,899,928
U.S. Treasury Bills, 5.09% to 5.11%, with maturities to
  10/29/98................................................                                          12,602,000     12,415,738
                                                                                                                 ------------
TOTAL SHORT TERM INVESTMENTS (COST $38,786,402)...........                                                         38,798,338
                                                                                                                 ------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST
  $273,691,228)...........................................                                                        164,462,228
                                                                                                                 ------------
(a)REPURCHASE AGREEMENTS 5.4%
Merrill Lynch & Co. Inc., 5.80%, 7/01/98 (Maturity Value
  $4,568,736) Collateralized by U.S. Treasury Notes and
  Bonds...................................................                                           4,568,000      4,568,000
Morgan Stanley Inc., 5.75%, 7/01/98 (Maturity Value
  $4,569,730) Collateralized by U.S. Treasury Notes and
  Bonds...................................................                                           4,569,000      4,569,000
                                                                                                                 ------------
TOTAL REPURCHASE AGREEMENTS (COST $9,137,000).............                                                          9,137,000
                                                                                                                 ------------
TOTAL INVESTMENTS (COST $282,828,228) 103.0%..............                                                        173,599,228
OTHER ASSETS, LESS LIABILITIES (3.0%).....................                                                         (5,114,783)
                                                                                                                 ------------
TOTAL NET ASSETS 100.0%...................................                                                       $168,484,445
                                                                                                                 ============

*NON-INCOME PRODUCING.
**SECURITIES TRADED IN U.S. DOLLARS.
(a)AT JUNE 30, 1998, ALL REPURCHASE AGREEMENTS HELD BY THE FUND HAD BEEN ENTERED INTO ON THAT DATE.
                       See Notes to Financial Statements.
TD-16

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $273,691,228)....  $ 164,462,228
 Repurchase agreements, at value and cost...................      9,137,000
 Cash.......................................................        219,637
 Receivables:
  Investment securities sold................................      1,303,860
  Fund shares sold..........................................        241,545
  Dividends and interest....................................        662,420
                                                              -------------
     Total assets...........................................    176,026,690
                                                              -------------
Liabilities:
 Payables:
  Investment securities purchased...........................      7,280,119
  Fund shares redeemed......................................          6,429
  To affiliates.............................................        197,069
 Accrued liabilities........................................         58,628
                                                              -------------
     Total liabilities......................................      7,542,245
                                                              -------------
Net assets, at value........................................  $ 168,484,445
                                                              =============
Net assets consist of:
 Undistributed net investment income........................  $   1,561,932
 Net unrealized depreciation................................   (109,229,000)
 Accumulated net realized loss..............................    (17,348,971)
 Beneficial shares..........................................    293,500,484
                                                              -------------
Net assets, at value........................................  $ 168,484,445
                                                              =============
CLASS 1:
 Net asset value per share ($156,250,735 [divided by]
 31,453,309 shares outstanding).............................          $4.97
                                                              =============
CLASS 2:
 Net asset value per share ($12,233,710 [divided by]
 2,468,059 shares outstanding)..............................          $4.96
                                                              =============

                       See Notes to Financial Statements.
                                                                           TD-17

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $191,318)
 Dividends..................................................  $  2,125,055
 Interest...................................................     1,136,841
                                                              ------------
     Total investment income................................                 $  3,261,896

Expenses:
 Management fees (Note 3)...................................     1,187,245
 Administrative fees (Note 3)...............................        90,242
 Distribution fees - Class 2 (Note 3).......................        15,937
 Custodian fees.............................................       285,070
 Reports to shareholders....................................        31,500
 Registration and filing fees...............................         1,000
 Professional fees..........................................        11,500
 Trustees' fees and expenses................................         3,300
 Other......................................................         2,935
                                                              ------------
      Total expenses........................................                    1,628,729
                                                                             ------------
          Net investment income.............................                    1,633,167
                                                                             ------------
Realized and unrealized losses:
 Net realized loss from:
  Investments...............................................   (11,279,700)
  Foreign currency transactions.............................      (285,673)
                                                              ------------
      Net realized loss.....................................                  (11,565,373)
      Net unrealized depreciation on investments............                  (40,260,534)
                                                                             ------------
Net realized and unrealized loss............................                  (51,825,907)
                                                                             ------------
Net decrease in net assets resulting from operations........                 $(50,192,740)
                                                                             ============

                       See Notes to Financial Statements.
TD-18

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 1998           YEAR ENDED
                                                                (UNAUDITED)         DECEMBER 31, 1997
                                                              ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $  1,633,167          $  2,418,652
  Net realized loss from investments and foreign currency        (11,565,373)           (3,846,233)
   transactions.............................................
  Net unrealized depreciation on investments................     (40,260,534)          (67,576,957)
                                                              ---------------------------------------
     Net decrease in net assets resulting from operations...     (50,192,740)          (69,004,538)

 Distributions to shareholders from:
  Net investment income:
   Class 1..................................................      (2,577,815)             (397,958)
   Class 2..................................................        (175,034)                   --
  Net realized gains:
   Class 1..................................................      (1,492,419)             (298,468)
   Class 2..................................................        (107,443)                   --

 Fund share transactions (Note 2):
   Class 1..................................................      43,463,171           157,129,181
   Class 2..................................................       6,538,472            13,354,870
                                                              ---------------------------------------
     Net increase (decrease) in net assets..................      (4,543,808)          100,783,087

Net assets:
 Beginning of period........................................     173,028,253            72,245,166
                                                              ---------------------------------------
 End of period..............................................    $168,484,445          $173,028,253
                                                              =======================================
Undistributed net investment income included in net assets:
 End of period..............................................    $  1,561,932          $  2,681,614
                                                              =======================================

                       See Notes to Financial Statements.
                                                                           TD-19

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers in countries having developing markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

TD-20

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class 1 and Class 2 shares. The shares differ by their distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                        YEAR ENDED
                                                                    JUNE 30, 1998                      DECEMBER 31, 1997
                                                              ------------------------------------------------------------
                                                                 SHARES         AMOUNT              SHARES         AMOUNT
                                                              ------------------------------------------------------------
CLASS 1 SHARES:
Shares sold.................................................   6,758,153    $42,851,826         17,460,410    $161,550,248
Shares issued on reinvestment of distributions..............     591,604      4,070,234             66,963         696,426
Shares redeemed.............................................    (536,822)    (3,458,889)          (547,862)     (5,117,493)
                                                              ------------------------------------------------------------
Net increase................................................   6,812,935    $43,463,171         16,979,511    $157,129,181
                                                              ============================================================

                                                                  SIX MONTHS ENDED                        YEAR ENDED
                                                                    JUNE 30, 1998                      DECEMBER 31, 1997*
                                                              ------------------------------------------------------------
                                                                 SHARES         AMOUNT              SHARES         AMOUNT
                                                              ------------------------------------------------------------
CLASS 2 SHARES:
Shares sold.................................................   2,201,418    $13,913,731          1,574,880    $ 14,398,499
Shares issued on reinvestment of distributions..............      41,058        282,477                 --              --
Shares redeemed.............................................  (1,219,201)    (7,657,736)          (130,096)     (1,043,629)
                                                              ------------------------------------------------------------
Net increase................................................   1,023,275    $ 6,538,472          1,444,784    $ 13,354,870
                                                              ============================================================
*Effective date of Class 2 shares was May 1, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Templeton Asset Management Ltd. (TAML), Templeton Funds Annuity Company (TFAC) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to TFAC based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

                                                                           TD-21

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 shares, for costs incurred in marketing the Fund's Class 2 shares.

Legal fees of $5,411 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At June 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes of $287,174,347 was as follows:

Unrealized appreciation.....................................  $   3,231,146
Unrealized depreciation.....................................   (116,806,265)
                                                              -------------
Net unrealized depreciation.................................  $(113,575,119)
                                                              =============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $72,033,023 and $23,832,172 respectively.

TD-22

PAGE


                                                    TEMPLETON INTERNATIONAL FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: TEMPLETON INTERNATIONAL FUND SEEKS LONG-TERM CAPITAL GROWTH THROUGH A FLEXIBLE POLICY OF INVESTING IN STOCKS AND DEBT OBLIGATIONS OF COMPANIES AND GOVERNMENTS OUTSIDE THE UNITED STATES.
-------------------------------------------------------------------------------

The first half of 1998 was marked by a dramatic divergence in the performance of global stock markets. While Asian-Pacific markets suffered significant declines as several countries experienced economic contractions, European markets, benefiting from tight fiscal policies, lower interest rates and export-led recoveries, continued to rally.

During the reporting period, many European companies responded to global competition by aggressively reducing costs, selling unproductive assets, and improving returns on invested capital. The Fund owned stocks of several banking, insurance, and financial services companies, such as Axa-UAP, Skandia Foersaekrings AB, Banque Nationale de Paris BNP, and Zuerich Versicherung, new, which benefited from declines in interest rates during the period. Restructuring and cost-cutting moves boosted the value of our investment in Philips Electronics NV and Courtaulds Plc. At the end of the reporting period, the Fund had 60.6% of total net assets invested in European holdings.

If Europe was the shining star of international equity markets, Asia, according to many investors, was the black hole. The currency crisis, which started with the devaluation of the Thai baht on July 2, 1997, continued to plague the region. While social unrest in Indonesia and a plunge in value of its currency captured headlines, we felt that the real issues for investors were South Korean and Japanese currency declines and continued speculation that the weak yen could lead to a devaluation in China and the end of the Hong Kong dollar's peg to the U.S. dollar. Although the yen strengthened in late June after intervention by the U.S. and Japan, we remain concerned that the Japanese economy will take some time to

TEMPLETON INTERNATIONAL FUND

Geographic Distribution
Based on Total Net Assets
6/30/98


This chart shows in pie format the geographic distribution of Templeton Variable Products Series Fund - Templeton International Fund, based on total net assets as of June 30, 1998.


[PIE CHART APPEARS HERE]

EUROPE 60.6%
LATIN AMERICA 8.8%
ASIA 7.7%
NORTH AMERICA 4.0%
AUSTRALIA/NEW ZEALAND 3.6%
MIDDLE EAST/AFRICA 1.9%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS 13.4%


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page TI-7 of this report.

                                                                            TI-1

PAGE


TEMPLETON INTERNATIONAL FUND
Top 10 Holdings on 6/30/98


This chart lists the top 10 equity holdings, including industry and country, of Templeton Variable Products Series Fund - Templeton International Fund, based on total net assets as of June 30, 1998.

COMPANY,
INDUSTRY,                                             % OF TOTAL
COUNTRY                                               NET ASSETS
--------------------------------------------------------------------------------
Bank Austria AG, pfd., 144A,
Banking, Austria                                       2.8%

Zuerich Versicherungs, new,
Insurance, Switzerland                                 2.1%

Axa - UAP,
Financial Services, France                             2.1%

Merita Ltd., A,
Banking, Finland                                       2.0%

Philips Electronics NV,
Electrical & Electronics,
Netherlands                                            1.7%

SCOR SA, Insurance,
France                                                 1.4%

Rhone-Poulenc SA, A,
Chemicals, France                                      1.4%

Banque Nationale de Paris BNP,
Banking, France                                        1.4%

Volkswagen AG,
Automobiles, Germany                                   1.4%

Thames Water Group Plc.,
Utilities Electrical & Gas,
United Kingdom                                         1.3%



recover. Since Japan represents a significant export market for Southeast Asia, its struggles contributed to negative economic growth in the area. We took a very cautious approach to the region and focused on higher quality companies, with an emphasis on Hong Kong utilities. In spite of modest purchases, the Fund's Asia weighting was just 7.7% of total net assets on June 30, 1998. While our low weighting mitigated the damage to the Fund's performance, the value of several of our Asian holdings, such as New Asia Realty and Trust Co. Ltd., A, Hong Kong Electric Holdings Ltd., and New Zealand's Fletcher Challenge Ltd. Forestry Division were down significantly during the period.

Latin American markets also turned in poor performance as jittery investors pulled out of the region. The economic contraction in Asia negatively affected the price of numerous commodities, hurting oil-producing countries, such as Mexico and Venezuela, and base-metal exporters such as Chile and Brazil. In addition, the unusual weather patterns attributed to El Nino affected crop yields in Peru and Chile. Although our analysts identified a handful of bargains in the region and we selectively added to our Latin American holdings, the Fund's performance was hurt by Mexico's Alfa SA de CV, A, Cifra SA de CV, and Telefonos de Mexico SA (Telmex), L, ADR, and by Argentina's Telefonica de Argentina SA, B, ADR.

During the six months under review, we continued to scour the globe looking for out-of-favor securities trading at depressed levels relative to long-term "normalized" earnings. To us, normalized represents what a company can earn in the middle of a typical economic cycle and requires us to forecast earnings and cash flow out five years. We then purchase stocks that we feel are cheap on a five-year basis and, on average, hold them for the same period. We believe that over the long term, a bottom-up, value-based contrarian approach produces superior returns.

This value-based approach resulted in our overweighting European securities, underweighting Japan, and maintaining a 12.4% exposure to emerging markets. Consistent with our low-turnover approach, we made no major changes to our industry or country weightings during the period. Our European exposure increased slightly from 59.3% to 60.6%, as strong price appreciation offset the sale of individual holdings. Asian investments declined slightly from 8.1% to 7.7%, while Latin American exposure dropped from 10.5% to 8.8%, both primarily due to poor price performance. Holdings in Australia and New Zealand declined from 4.5% to 3.6% due to poor performance and asset sales.

TI-2

PAGE


New securities purchased during the period were not focused in a particular region or sector. The most significant additions were companies struggling with near-term earnings shortfalls, such as Israel's Teva Pharmaceutical and Canada's telecommunication equipment provider, Newbridge Networks, and those hurt by the British pound's strength, such as the United Kingdom's building material manufacturer, Caradon Plc.

Looking forward, we remain positively disposed towards international markets in the long term, but are concerned with short-term valuations. By purchasing out-of-favor securities trading at low valuations and maintaining a diversified Fund, we are attempting to reduce volatility while positioning the Fund for strong, long-term performance.

Please remember that this discussion accurately reflects our views and opinions as of June 30, 1998, the end of the reporting period. However, it is not necessarily a complete analysis of every material fact regarding any industry, security, or investment. Keep in mind that market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

It is important to remember that investments in foreign securities involve special risks including changes in currency values, market price swings, and economic, social, and political developments in the countries where the portfolios are invested. Developing markets involve similar but higher risks related to their smaller size and lesser liquidity. Small-company securities may have greater price swings than mid-sized and large company securities. These risks are discussed in the prospectus.

We thank you for your support and look forward to serving your investment needs in the future.

Sincerely,

/s/PETER A. NORI

Peter A. Nori
Portfolio Manager
Templeton International Fund





                                                                            TI-3

PAGE

PERFORMANCE SUMMARY


CLASS 1

Templeton International Fund - Class 1 delivered a 14.40% total return for the six-month period ended June 30, 1998. Total return of Class 1 shares represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results. Past expense reductions by the manager increased returns.

NOTE: PERFORMANCE REFLECTS THE FUND'S CLASS 1 OPERATING EXPENSES, BUT DOES NOT INCLUDE ANY CONTRACT FEES, EXPENSES, OR SALES CHARGES. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER. THESE CONTRACT CHARGES AND DEDUCTIONS, PARTICULARLY FOR VARIABLE LIFE POLICIES, CAN HAVE A SIGNIFICANT EFFECT ON CONTRACT VALUES AND INSURANCE BENEFITS. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THESE CHARGES, INCLUDING SALES CHARGES.



TEMPLETON INTERNATIONAL FUND - CLASS 1
Periods ended 6/30/98

                                                                                        SINCE
                                                                                      INCEPTION
                                                              1-YEAR       5-YEAR      (5/1/92)
-----------------------------------------------------------------------------------------------
Average Annual Total Return                                    13.95%       19.07%       16.27%

Cumulative Total Return                                        13.95%      139.30%      153.18%

Value of $10,000 Investment                                  $11,395      $23,930      $25,318


                                   6/30/94      6/30/95      6/30/96      6/30/97      6/30/98
-----------------------------------------------------------------------------------------------
One-Year Total Return                23.94%      11.42%        18.83%       27.97%       13.95%

Investment return and the value of your principal will go up and down with market conditions, currencies and the economic, social, and political climates of the countries where investments are made. Emerging markets involve similar but higher risks related to their smaller size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

TI-4

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
Financial Highlights

                                                  SIX MONTHS
                                                     ENDED                            YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 1998    ---------------------------------------------------------------
                                                  (UNAUDITED)       1997          1996          1995          1994         1993
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS 1
(For a share outstanding throughout the
  period)
Net asset value, beginning of period..........        $20.18        $18.40        $15.13        $13.22        $13.83        $9.39
                                                 --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income........................           .31           .49           .43           .23           .12          .10
 Net realized and unrealized gains (losses)...          2.55          2.01          3.15          1.83          (.42)        4.34
                                                 --------------------------------------------------------------------------------
Total from investment operations..............          2.86          2.50          3.58          2.06          (.30)        4.44
                                                 --------------------------------------------------------------------------------
Less distributions from:
 Net investment income........................          (.49)         (.51)         (.24)         (.10)         (.08)          --
 Net realized gains...........................          (.89)         (.21)         (.07)         (.05)         (.23)          --
                                                 --------------------------------------------------------------------------------
Total distributions...........................         (1.38)         (.72)         (.31)         (.15)         (.31)          --
                                                 --------------------------------------------------------------------------------
Net asset value, end of period................        $21.66        $20.18        $18.40        $15.13        $13.22       $13.83
                                                 ================================================================================
Total Return*.................................        14.40%        13.95%        24.04%        15.78%       (2.22)%       47.28%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000's).............    $1,070,584      $938,410      $682,984      $353,141      $150,090      $43,877
Ratios to average net assets:
 Expenses.....................................          .87%**        .81%          .65%          .71%          .83%         .95%
 Net investment income........................         2.94%**       2.70%         3.23%         2.36%         1.89%        1.62%
Portfolio turnover rate.......................        13.85%        16.63%         9.46%         5.19%         6.32%       15.65%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.
                                                                            TI-5

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
Financial Highlights (continued)

                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 1998          YEAR ENDED
                                                              (UNAUDITED)++      DECEMBER 31, 1997+
                                                              --------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS 2
(For a share outstanding throughout the period)

Net asset value, beginning of period........................     $20.14                $18.40
                                                              --------------------------------------
Income from investment operations:
 Net investment income......................................        .30                   .07
 Net realized and unrealized gains..........................       2.52                  1.67
                                                              --------------------------------------
Total from investment operations............................       2.82                  1.74
                                                              --------------------------------------
Less distributions from:
 Net investment income......................................       (.48)                   --
 Net realized gains.........................................       (.89)                   --
                                                              --------------------------------------
Total distributions.........................................      (1.37)                   --
                                                              --------------------------------------
Net asset value, end of period..............................     $21.59                $20.14
                                                              ======================================
Total Return*...............................................     14.26%                 9.46%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................    $30,025               $17,606
Ratios to average net assets:
 Expenses...................................................      1.12%**               1.13%**
 Net investment income......................................      2.78%**               1.14%**
Portfolio turnover rate.....................................     13.85%                16.63%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.
+FOR THE PERIOD MAY 1, 1997 (EFFECTIVE DATE) TO DECEMBER 31, 1997.
++BASED ON WEIGHTED AVERAGE SHARES OUTSTANDING.

                       See Notes to Financial Statements.
TI-6

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                 COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS 80.1%
AEROSPACE & MILITARY TECHNOLOGY .2%
Hong Kong Aircraft Engineering Co. Ltd. ....................    Hong Kong         1,069,000    $    1,655,525
                                                                                               --------------
AUTOMOBILES 5.0%
Autoliv Inc. ...............................................      Sweden            358,450        11,461,554
Autoliv Inc., fgn. .........................................      Sweden             48,550         1,535,394
Fiat SpA....................................................      Italy           3,052,500        13,401,429
Volkswagen AG...............................................     Germany             15,600        14,995,014
Volvo AB, B.................................................      Sweden            455,000        13,550,327
                                                                                               --------------
                                                                                                   54,943,718
                                                                                               --------------
BANKING 13.0%
Argentaria Corporacion Bancaria de Espana SA................      Spain             542,400        12,187,968
Banco Popular Espanol SA....................................      Spain              64,000         5,468,156
Bangkok Bank Public Co. Ltd., fgn. .........................     Thailand         2,763,800         3,397,579
*Bank Austria AG, rts. .....................................     Austria            340,000         3,096,118
Banque Nationale de Paris BNP...............................      France            188,986        15,441,463
Canadian Imperial Bank of Commerce CIBC.....................      Canada            320,000        10,292,748
Credicorp Ltd. .............................................       Peru             292,160         4,291,100
Credit Commercial de France CCF.............................      France             51,200         4,310,420
*Daegu Bank Co. Ltd.........................................   South Korea           42,000            44,355
Den Norske Bank.............................................      Norway          1,880,000         9,848,961
Foreningssparbanken AB, A...................................      Sweden            152,000         4,574,352
HSBC Holdings Plc. .........................................    Hong Kong            35,800         8,755,259
*Mandamus AB................................................      Sweden              7,600            47,650
Merita Ltd., A..............................................     Finland          3,400,000        22,433,450
National Bank of Canada.....................................      Canada            440,000         8,602,224
National Westminster Bank Plc. .............................  United Kingdom        787,342        14,108,942
*Shinhan Bank Co. Ltd.......................................   South Korea           32,130           106,710
Unibanco Uniao de Bancos Brasileiros SA, GDR................      Brazil             99,500         2,935,250
Unidanmark AS, A............................................     Denmark            150,000        13,479,715
                                                                                               --------------
                                                                                                  143,422,420
                                                                                               --------------
BROADCASTING & PUBLISHING .4%
News Corp. Ltd., ADR........................................    Australia           125,200         4,022,050
                                                                                               --------------
BUILDING MATERIALS & COMPONENTS .9%
Caradon Plc. ...............................................  United Kingdom      3,170,730         9,840,087
                                                                                               --------------
BUSINESS & PUBLIC SERVICES .6%
*TNT Post Group NV..........................................   Netherlands          263,235         6,729,043
                                                                                               --------------
CHEMICALS 3.6%
Courtaulds Plc. ............................................  United Kingdom      1,880,000        13,974,372
European Vinyls Corporation Evc International NV............   Netherlands           42,900           748,673
Kemira OY, 144A.............................................     Finland            873,632         9,060,442
Rhone-Poulenc SA, A.........................................      France            279,800        15,780,979
                                                                                               --------------
                                                                                                   39,564,466
                                                                                               --------------
DATA PROCESSING & REPRODUCTION 1.0%
*Newbridge Networks Corp. ..................................      Canada            465,000        11,130,938
                                                                                               --------------
ELECTRICAL & ELECTRONICS 3.0%
ABB AG, br. ................................................   Switzerland            4,000         5,907,173
Alcatel Alsthom Cie Generale D'Electricite SA...............      France             36,000         7,329,805
Philips Electronics NV......................................   Netherlands          218,000        18,325,632
Tadiran Ltd., ADR...........................................      Israel             28,240           935,450
                                                                                               --------------
                                                                                                   32,498,060
                                                                                               --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .5%
BICC Plc. ..................................................  United Kingdom      2,280,000         4,983,482
                                                                                               --------------

                                                                            TI-7

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES 2.6%
Societe Elf Aquitaine SA....................................      France             87,200    $   12,259,345
Total SA, B.................................................      France             70,000         9,100,232
YPF Sociedad Anonima, ADR...................................    Argentina           228,600         6,872,288
                                                                                               --------------
                                                                                                   28,231,865
                                                                                               --------------
FINANCIAL SERVICES 2.1%
Axa-UAP.....................................................      France            208,300        23,427,721
                                                                                               --------------
FOOD & HOUSEHOLD PRODUCTS 2.3%
Illovo Sugar Limited........................................   South Africa       3,005,800         3,716,444
Northern Foods Plc. ........................................  United Kingdom      2,245,907         8,169,115
Tate & Lyle Plc. ...........................................  United Kingdom      1,666,027        13,231,702
                                                                                               --------------
                                                                                                   25,117,261
                                                                                               --------------
FOREST PRODUCTS & PAPER 4.1%
Asia Pulp & Paper Co. Ltd., ADR.............................    Indonesia           369,600         4,158,000
Assidomaen AB...............................................      Sweden            135,100         3,930,231
Cartiere Burgo SpA..........................................      Italy             434,800         3,460,201
Enso OY, R..................................................     Finland            400,000         4,301,506
Fletcher Challenge Ltd. Forestry Division...................   New Zealand        6,166,000         3,456,834
Metsa Serla OY, B...........................................     Finland            402,250         3,885,800
Munksjo AB..................................................      Sweden             70,000           684,648
Norske Skogindustrier AS, A.................................      Norway            176,400         5,448,205
*Sappi Ltd. ................................................   South Africa         422,354         1,570,155
Stora Kopparbergs Bergslags AB, B...........................      Sweden            300,000         4,739,871
UPM-Kymmene Corp. ..........................................     Finland            351,000         9,340,466
                                                                                               --------------
                                                                                                   44,975,917
                                                                                               --------------
HEALTH & PERSONAL CARE 2.6%
Medeva Plc. ................................................  United Kingdom      3,190,000         9,101,512
Novartis AG.................................................   Switzerland            2,606         4,336,461
Nycomed Amersham Plc. ......................................  United Kingdom        891,355         6,621,126
Teva Pharmaceutical Industries Ltd., ADR....................      Israel            250,000         8,796,875
                                                                                               --------------
                                                                                                   28,855,974
                                                                                               --------------
INDUSTRIAL COMPONENTS 1.4%
BTR Plc. ...................................................  United Kingdom      2,474,063         7,058,843
Madeco Manufacturera de Cobre SA, ADR.......................      Chile             190,000         1,674,375
SKF AB, B...................................................      Sweden            193,900         3,525,499
Yamato Kogyo Co. Ltd. ......................................      Japan             420,000         3,086,789
                                                                                               --------------
                                                                                                   15,345,506
                                                                                               --------------
INSURANCE 8.6%
GIO Australia Holdings Ltd. ................................    Australia         3,280,000         8,417,027
ING Groep NV................................................   Netherlands          177,736        11,638,204
National Mutual Asia Ltd. ..................................    Hong Kong        11,930,000         7,621,183
Partnerre Ltd. .............................................     Bermuda            269,000        13,719,000
SCOR SA.....................................................      France            250,000        15,857,592
Skandia Foersaekrings AB....................................      Sweden            962,900        13,764,511
Zuerich Versicherung, new...................................   Switzerland           37,000        23,612,869
                                                                                               --------------
                                                                                                   94,630,386
                                                                                               --------------
MERCHANDISING 3.9%
*Cifra SA de CV.............................................      Mexico          2,757,632         4,142,893
Dairy Farm International Holdings Ltd. .....................    Hong Kong           839,000           897,730
David Jones Ltd. ...........................................    Australia         2,225,500         2,549,555
Koninklijke Bijenkorf Beheer KBB NV.........................   Netherlands           80,300         5,625,184
Safeway Plc. ...............................................  United Kingdom      2,197,408        14,427,204
Storehouse Plc. ............................................  United Kingdom      3,420,633        14,325,406
Takashimaya Co. Ltd. .......................................      Japan             199,000         1,499,831
                                                                                               --------------
                                                                                                   43,467,803
                                                                                               --------------

TI-8

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING 3.3%
Angang New Steel Company Ltd., H, 144A......................      China          22,414,000    $    2,082,709
Anglo American Platinum Corp. Ltd. .........................  South Africa..        518,809         5,591,175
Boehler Uddeholm AG.........................................     Austria             27,210         1,797,716
Boehler Uddeholm AG, 144A...................................     Austria             33,800         2,233,105
British Steel Plc. .........................................  United Kingdom      4,090,000         9,024,969
+Chongqing Iron & Steel Ltd., H.............................      China          25,564,000         2,375,407
Companhia Siderurgica Nacional Sid Nacional CSN.............      Brazil         12,700,000           318,214
*Ispat International NV.....................................   Netherlands          160,900         3,016,875
Pechiney SA, A..............................................      France            136,212         5,485,879
Pohang Iron & Steel Co. Ltd. ...............................   South Korea           85,000         2,840,412
WMC Ltd. ...................................................    Australia           428,000         1,288,087
                                                                                               --------------
                                                                                                   36,054,548
                                                                                               --------------
MULTI-INDUSTRY 3.0%
Alfa SA de CV, A............................................      Mexico          1,868,500         7,755,959
Broken Hill Proprietary Co. Ltd. ...........................    Australia         1,017,543         8,601,032
Cheung Kong Holdings Ltd. ..................................    Hong Kong           850,000         4,179,465
Elementis Plc. .............................................  United Kingdom      2,052,331         5,273,450
Hutchison Whampoa Ltd. .....................................    Hong Kong           600,000         3,167,024
Jardine Matheson Holdings Ltd. .............................    Hong Kong           604,761         1,632,855
Jardine Strategic Holdings Ltd. ............................    Hong Kong           225,000           427,500
*Saab AB, B.................................................      Sweden             71,500           753,113
Swire Pacific Ltd., A.......................................    Hong Kong           400,000         1,509,950
                                                                                               --------------
                                                                                                   33,300,348
                                                                                               --------------
REAL ESTATE .3%
New Asia Realty and Trust Co. Ltd., A.......................    Hong Kong         2,670,000         3,411,326
                                                                                               --------------
TELECOMMUNICATIONS 9.0%
British Telecommunications Plc. ............................  United Kingdom        995,403        12,373,198
Hong Kong Telecommunications Ltd. ..........................    Hong Kong         5,261,786         9,880,364
Koninklijke Ptt Nederland NV................................   Netherlands          263,235        10,132,386
PT Indosat TBK, ADR.........................................    Indonesia            56,600           629,675
SBC Communications Inc. ....................................      Mexico            120,000         5,445,000
Tele Danmark AS, B..........................................     Denmark            123,750        11,876,545
Telecom Italia SpA, di Risp.................................      Italy           2,832,750        13,783,272
Telefonica de Argentina SA, B, ADR..........................    Argentina           299,800         9,724,763
Telefonica del Peru SA, B...................................       Peru           3,000,000         6,174,519
Telefonica del Peru SA, B, ADR..............................       Peru              29,000           592,688
Telefonica SA, ADR..........................................      Spain              70,000         9,734,375
Telefonos de Mexico SA (Telmex), ADR, L.....................      Mexico            191,300         9,194,356
                                                                                               --------------
                                                                                                   99,541,141
                                                                                               --------------
TRANSPORTATION 1.5%
Hitachi Zosen Corp. ........................................      Japan           3,342,000         5,394,012
Koninklijke Nedlloyd Groep NV...............................   Netherlands          216,300         4,391,500
Qantas Airways Ltd., ADR, 144A..............................    Australia           231,900         3,478,500
Singapore Airlines Ltd., fgn. ..............................    Singapore           736,500         3,443,830
                                                                                               --------------
                                                                                                   16,707,842
                                                                                               --------------
UTILITIES ELECTRICAL & GAS 7.0%
BG Plc......................................................  United Kingdom      2,395,588        13,859,748
*Centrica Plc. .............................................  United Kingdom      1,870,000         3,159,100
Cia Sevillana de Electricidad SA............................      Spain             323,029         3,566,000
Evn Energie-Versorgung Niederoesterreich AG.................     Austria             48,600         7,272,778
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong         3,006,000         9,310,585
Iberdrola SA................................................      Spain             626,500        10,189,986
Korea Electric Power Corp. .................................   South Korea          269,000         2,870,248
National Grid Group Plc. ...................................  United Kingdom        953,785         6,457,074
National Power Plc. ........................................  United Kingdom        516,000         4,864,351

                                                                            TI-9

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS (CONT.)
Shandong Huaneng Power Development Co. Ltd., ADR............      China             100,000    $      537,500
Thames Water Group Plc. ....................................  United Kingdom        815,315        14,691,831
                                                                                               --------------
                                                                                                   76,779,201
                                                                                               --------------
WHOLESALE & INTERNATIONAL TRADE .2%
Brierley Investments Ltd. ..................................   New Zealand        5,029,000         2,506,133
                                                                                               --------------
TOTAL COMMON STOCKS (COST $677,483,989).....................                                      881,142,761
                                                                                               --------------
PREFERRED STOCKS 6.5%
Banco Bradesco SA, pfd. ....................................      Brazil        896,769,450         7,482,125
Bank Austria AG, pfd., 144A.................................     Austria            340,000        27,603,748
Cia Vale do Rio Doce, pfd., ADR.............................      Brazil            335,000         6,661,767
Ericsson Telecomunicacoes SA, pfd...........................      Brazil        172,898,000         3,288,739
*Lojas Americanas SA, pfd. .................................      Brazil        312,058,451         1,734,857
News Corp. Ltd., pfd., ADR..................................    Australia           221,100         6,246,075
Telecomunicacoes Brasileiras SA (Telebras), pfd. ...........      Brazil          4,866,533           529,319
Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR.......      Brazil            116,100        12,676,669
*Telecomunicacoes de Minas Gerais Celular Telemig, pfd. ....      Brazil          1,705,000            51,595
Telecomunicacoes de Minas Gerais SA, pfd., B................      Brazil          1,705,000           118,669
Usinas Siderugicas de Minas Gerais, pfd., ADR...............      Brazil            970,000         4,948,124
                                                                                               --------------
TOTAL PREFERRED STOCKS (COST $58,361,883)...................                                       71,341,687
                                                                                               --------------
                                                                                 PRINCIPAL
                                                                                 AMOUNT**
                                                                                 --------
SHORT TERM INVESTMENTS (COST $86,222,356) 7.8%
U.S. Treasury Bills, 4.93% to 5.14% with maturities to
12/17/98....................................................  United States     $87,411,000        86,255,625
                                                                                               --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
$822,068,228)...............................................                                    1,038,740,073
                                                                                               --------------
(a)REPURCHASE AGREEMENT 4.5%
Dresdner Bank AG, 5.65%, 7/01/98 (Maturity Value
$50,007,847)
(COST $50,000,000) Collateralized by U.S. Treasury Notes....  United States      50,000,000        50,000,000
                                                                                               --------------
TOTAL INVESTMENTS (COST $872,068,228) 98.9%.................                                    1,088,740,073
OTHER ASSETS, LESS LIABILITIES 1.1%.........................                                       11,868,365
                                                                                               --------------
TOTAL NET ASSETS 100.0%.....................................                                   $1,100,608,438
                                                                                               ==============

*NON-INCOME PRODUCING.
**SECURITIES TRADED IN U.S. DOLLARS.
(a)AT JUNE 30, 1998, ALL REPURCHASE AGREEMENTS HELD BY THE FUND HAD BEEN ENTERED INTO ON THAT DATE.
+THE INVESTMENT COMPANY ACT OF 1940 DEFINES "AFFILIATED COMPANIES" AS INVESTMENTS IN PORTFOLIO COMPANIES IN WHICH THE FUND OWNS 5% OR MORE OF THE OUTSTANDING VOTING SECURITIES. INVESTMENTS IN AFFILIATED COMPANIES AT JUNE 30, 1998 WERE $2,375,407.

                       See Notes to Financial Statements.
TI-10

PAGE



TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $822,068,228)....  $1,038,740,073
 Repurchase agreement, at value and cost....................      50,000,000
 Receivables:
  Investment securities sold................................       9,168,590
  Fund shares sold..........................................       2,555,873
  Dividends and interest....................................       4,131,608
                                                              --------------
     Total assets...........................................   1,104,596,144
                                                              --------------
Liabilities:
 Payables:
  Investment securities purchased...........................       2,944,474
  To affiliates.............................................         704,652
 Funds advanced by custodian................................          14,426
 Accrued liabilities........................................         324,154
                                                              --------------
     Total liabilities......................................       3,987,706
                                                              --------------
Net assets, at value........................................  $1,100,608,438
                                                              ==============
Net assets consist of:
 Undistributed net investment income........................  $   14,751,800
 Net unrealized appreciation................................     216,671,845
 Accumulated net realized gain..............................      62,121,755
 Beneficial shares..........................................     807,063,038
                                                              --------------
Net assets, at value........................................  $1,100,608,438
                                                              ==============
CLASS 1:
 Net asset value per share ($1,070,583,745/49,437,462
  shares outstanding).......................................          $21.66
                                                              ==============
CLASS 2:
 Net asset value per share ($30,024,693/1,390,563
  shares outstanding).......................................          $21.59
                                                              ==============

                       See Notes to Financial Statements.
                                                                           TI-11

PAGE



TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $2,359,344)
 Dividends..................................................  $16,924,004
 Interest...................................................    3,143,891
                                                              -----------
      Total investment income...............................                $ 20,067,895
Expenses:
 Management fees (Note 3)...................................    3,629,611
 Administrative fees (Note 3)...............................      503,100
 Distribution fees - Class 2 (Note 3).......................       30,775
 Custodian fees.............................................      249,497
 Reports to shareholders....................................      165,000
 Registration and filing fees...............................        4,000
 Professional fees..........................................       10,500
 Trustees' fees and expenses................................       13,000
 Other......................................................        1,153
                                                              -----------
      Total expenses........................................                   4,606,636
                                                                            ------------
         Net investment income..............................                  15,461,259
                                                                            ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................   63,248,897
  Foreign currency transactions.............................     (589,820)
                                                              -----------
      Net realized gain.....................................                  62,659,077
      Net unrealized appreciation on investments............                  59,176,655
                                                                            ------------
Net realized and unrealized gain............................                 121,835,732
                                                                            ------------
Net increase in net assets resulting from operations........                $137,296,991
                                                                            ============

                       See Notes to Financial Statements.
TI-12

PAGE



TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 1998          YEAR ENDED
                                                               (UNAUDITED)        DECEMBER 31, 1997
                                                              -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $   15,461,259        $ 22,938,035
  Net realized gain from investments and foreign currency
    transactions............................................      62,659,077          44,773,859
  Net unrealized appreciation on investments................      59,176,655          33,944,248
                                                              -------------------------------------
     Net increase in net assets resulting from operations...     137,296,991         101,656,142

 Distributions to shareholders from:
  Net investment income:
   Class 1..................................................     (22,916,242)        (19,635,324)
   Class 2..................................................        (505,990)                 --
  Net realized gains:
   Class 1..................................................     (40,971,463)         (7,892,630)
   Class 2..................................................        (929,242)                 --

 Fund share transactions (Note 2):
   Class 1..................................................      61,627,466         180,999,255
   Class 2..................................................      10,990,063          17,905,036
                                                              -------------------------------------
     Net increase in net assets.............................     144,591,583         273,032,479

Net assets:
 Beginning of period........................................     956,016,855         682,984,376
                                                              -------------------------------------
 End of period..............................................  $1,100,608,438        $956,016,855
                                                              =====================================
Undistributed net investment income included in net assets:
 End of period..............................................  $   14,751,800        $ 22,712,773
                                                              =====================================

                       See Notes to Financial Statements.
                                                                           TI-13

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton International Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing in stock and debt obligations of companies and governments outside the United States. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

TI-14

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (unaudited)  (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class 1 and Class 2 shares. The shares differ by their distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                                    JUNE 30, 1998                     DECEMBER 31, 1997
                                                              --------------------------------------------------------------
                                                                SHARES         AMOUNT              SHARES         AMOUNT
                                                              --------------------------------------------------------------
CLASS 1 SHARES:
Shares sold.................................................   4,046,924    $ 87,843,035         13,166,780    $ 258,892,155
Shares issued on reinvestment of distributions..............   3,071,524      63,887,704          1,502,617       27,527,954
Shares redeemed.............................................  (4,182,517)    (90,103,273)        (5,280,097)    (105,420,854)
                                                              --------------------------------------------------------------
Net increase................................................   2,935,931    $ 61,627,466          9,389,300    $ 180,999,255
                                                              ==============================================================

                                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                                    JUNE 30, 1998                    DECEMBER 31, 1997*
                                                              --------------------------------------------------------------
                                                                SHARES         AMOUNT              SHARES         AMOUNT
                                                              --------------------------------------------------------------
CLASS 2 SHARES:
Shares sold.................................................     718,720    $ 15,318,319          1,240,830    $  25,401,552
Shares issued on reinvestment of distributions..............      69,168       1,435,233                 --               --
Shares redeemed.............................................    (271,655)     (5,763,489)          (366,500)      (7,496,516)
                                                              --------------------------------------------------------------
Net increase................................................     516,233    $ 10,990,063            874,330    $  17,905,036
                                                              ==============================================================

*Effective date of Class 2 shares was May 1, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Templeton Funds Annuity Company (TFAC) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

                                                                           TI-15

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (unaudited)  (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays its allocated share of an administrative fee to TFAC based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 shares, for costs incurred in marketing the Fund's Class 2 shares.

Legal fees of $13,399 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

The cost of securities for federal income tax purposes is the same as that shown in the Statement of Investments. At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $308,387,727
Unrealized depreciation.....................................   (91,715,882)
                                                              ------------
Net unrealized appreciation.................................  $216,671,845
                                                              ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $129,462,384 and $138,639,419, respectively.

TI-16

PAGE

                                                     TEMPLETON MONEY MARKET FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: TEMPLETON MONEY MARKET FUND SEEKS CURRENT INCOME, STABILITY OF PRINCIPAL, AND LIQUIDITY BY INVESTING IN MONEY MARKET INSTRUMENTS WITH MATURITIES NOT EXCEEDING 397 DAYS. THE FUND MAY INVEST IN SHORT-TERM U.S. GOVERNMENT SECURITIES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES, COMMERCIAL PAPER AND REPURCHASE AGREEMENTS.*
-------------------------------------------------------------------------------

On June 30, 1998, the Fund's 7-day annualized yield was 4.87%, the 30-day annualized yield was 5.21%, and the average maturity of the portfolio was 48 days. U.S. government and government agency paper represented approximately 91% of the portfolio's total net assets and the remainder was invested in U.S. Treasury-backed repurchase agreements.

During the six months under review, the U.S. economy experienced robust growth, low unemployment, and little evidence of inflation. Domestic interest rates continued to move lower, but were subject to increasing volatility as evidence arose that the Asian crisis could affect global financial markets. Over the period, long-term interest rates fell from 5.93% to 5.62%, while three-month Treasury bills decreased in yield from 5.36% to 5.10%. The Federal Reserve (the
Fed) did not change monetary policy although some believed it should raise interest rates to help slow U.S. economic growth.

In our opinion, U.S. economic growth will be the key in determining the direction of interest rates for the remainder of the year. We believe the Asian financial crisis will probably temper economic growth in the U.S. and that slower growth in Asia should preclude the Fed from raising interest rates for the rest of the year.

*An investment in the Fund is neither insured nor guaranteed by the U.S. Government or any other entity or institution. The portfolio attempts to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page TM-4 of this report.

                                                                            TM-1

PAGE


Please remember that this discussion accurately reflects our views and opinions as of June 30, 1998, the end of the reporting period. However, it is not necessarily a complete analysis of every material fact regarding any industry, security, or investment. Keep in mind that market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We thank you for investing in Templeton Money Market Fund, and welcome any comments or suggestions you may have.

Sincerely,

/s/TOM LATTA

Thomas Latta
Portfolio Manager
Templeton Money Market Fund


As previously announced, Phoenix Home Life Mutual Insurance Company expects to substitute shares of the Phoenix Money Market Series for shares of the Templeton Money Market Fund on October 6, 1998, or shortly thereafter. After the substitution, the Templeton Money Market Fund will no longer be available as an investment choice in the Templeton Investment Plus variable annuity.




TM-2

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON MONEY MARKET FUND
Financial Highlights

                                                      SIX MONTHS
                                                         ENDED                          YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 1998    -----------------------------------------------------------
                                                      (UNAUDITED)      1997         1996         1995         1994         1993
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period..........            $1.00         $1.00        $1.00        $1.00        $1.00        $1.00
                                                 --------------------------------------------------------------------------------
 Net investment income........................              .02           .05          .05          .05          .03          .02
 Dividends from net investment income.........             (.02)         (.05)        (.05)        (.05)        (.03)        (.02)
                                                 --------------------------------------------------------------------------------
Net asset value, end of period................            $1.00         $1.00        $1.00        $1.00        $1.00        $1.00
                                                 ================================================================================
Total Return*.................................            2.41%         4.88%        4.99%        5.35%        3.48%        2.41%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000's).............          $17,410       $15,784      $14,086      $20,723      $33,090      $16,992
Ratios to average net assets:
 Expenses.....................................             .54%**        .53%         .55%         .63%         .71%         .75%
 Net investment income........................            4.86%**       4.97%        4.86%        5.29%        3.56%        2.38%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.
                       See Notes to Financial Statements.
                                                                            TM-3

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON MONEY MARKET FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                PRINCIPAL
                                                                 AMOUNT*         VALUE
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 90.8%
Deutsche Bank AG, 5.60%, 7/06/98, Time Deposit..............    $  900,000    $   900,000
Fannie Mae, 5.41%, 9/11/98..................................     2,000,000      1,978,360
Federal Farm Credit Bank, 5.375%, 8/06/98...................     2,000,000      1,989,250
Federal Home Loan Bank, 5.40% to 5.579%, with maturities to
  1/27/99...................................................     2,000,000      1,993,700
Federal Home Loan Mortgage Corp., 5.43%, with maturities to
  7/07/98...................................................     4,000,000      3,998,190
U.S. Treasury Bills, 4.935% to 5.14%, with maturities to
  12/10/98..................................................     3,000,000      2,964,946
World Bank, 5.31%, 8/17/98, Time Deposit....................     2,000,000      1,986,135
                                                                              -----------
TOTAL SHORT TERM INVESTMENTS (COST $15,810,581).............                   15,810,581
                                                                              -----------
(a)REPURCHASE AGREEMENTS 9.4%
Bank of America, 5.65%, 7/01/98 (Maturity Value $817,128)
  Collateralized by U.S. Treasury Bill......................       817,000        817,000
Dresdner Bank AG, 5.65%, 7/01/98 (Maturity Value $817,128)
  Collateralized by U.S. Treasury Bill......................       817,000        817,000
                                                                              -----------
TOTAL REPURCHASE AGREEMENTS (COST $1,634,000)...............                    1,634,000
                                                                              -----------
TOTAL INVESTMENTS (COST $17,444,581) 100.2%.................                   17,444,581
OTHER ASSETS, LESS LIABILITIES (.2%)........................                     (34,364)
                                                                              -----------
TOTAL NET ASSETS 100.0%.....................................                  $17,410,217
                                                                              ===========

*SECURITIES TRADED IN U.S. DOLLARS.
(a)AT JUNE 30, 1998, ALL REPURCHASE AGREEMENTS HELD BY THE FUND HAD BEEN ENTERED INTO ON THAT DATE.

                       See Notes to Financial Statements.
TM-4

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON MONEY MARKET FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value and cost...............  $15,810,581
 Repurchase agreements, at value and cost...................    1,634,000
 Cash.......................................................          107
 Receivables:
  Fund shares sold..........................................       25,500
  Interest..................................................       24,557
                                                              -----------
     Total assets...........................................   17,494,745
                                                              -----------
Liabilities:
 Payable to affiliates......................................        6,483
 Distributions to shareholders..............................       72,644
 Accrued liabilities........................................        5,401
                                                              -----------
     Total liabilities......................................       84,528
                                                              -----------
Net assets, at value........................................  $17,410,217
                                                              ===========
Net asset value per share (equivalent to $1.00 per share
  based on 17,410,217 shares of beneficial interest
  outstanding)..............................................        $1.00
                                                              ===========

                       See Notes to Financial Statements.
                                                                            TM-5

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON MONEY MARKET FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Interest income.............................................            $381,869

Expenses:
 Management fees (Note 3)...................................  $24,719
 Administrative fees (Note 3)...............................    6,708
 Custodian fees.............................................    1,312
 Reports to shareholders....................................      600
 Professional fees..........................................    5,000
 Other......................................................       77
                                                              -------
      Total expenses........................................              38,416
                                                                        --------
       Net investment income................................             343,453
Net realized gain from investments..........................                 180
                                                                        --------
Net increase in net assets resulting from operations........            $343,633
                                                                        ========

                       See Notes to Financial Statements.
TM-6

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON MONEY MARKET FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 1998         YEAR ENDED
                                                               (UNAUDITED)       DECEMBER 31, 1997
                                                              ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................   $   343,453          $   687,580
  Net realized gain (loss) from investments.................           180                  (55)
                                                              ------------------------------------
     Net increase in net assets resulting from operations...       343,633              687,525

 Distributions to shareholders from net investment income...      (343,633)            (687,525)

 Fund share transactions (Note 2)...........................     1,625,854            1,698,502
                                                              ------------------------------------
     Net increase in net assets.............................     1,625,854            1,698,502
Net assets:
 Beginning of period........................................    15,784,363           14,085,861
                                                              ------------------------------------
 End of period..............................................   $17,410,217          $15,784,363
                                                              ====================================

                       See Notes to Financial Statements.
                                                                            TM-7

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON MONEY MARKET FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Money Market Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income, stability of principal, and liquidity by investing in money market instruments with maturities not exceeding 397 days. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                       YEAR ENDED
                                                                     JUNE 30, 1998                     DECEMBER 31, 1997
                                                              ---------------------------------------------------------------
                                                                SHARES          AMOUNT              SHARES          AMOUNT
                                                              ---------------------------------------------------------------
Shares sold.................................................   22,042,548    $ 22,042,548          46,697,371    $ 46,697,371
Shares issued on reinvestment of distributions..............      348,142         348,142             675,101         675,101
Shares redeemed.............................................  (20,764,836)    (20,764,836)        (45,673,970)    (45,673,970)
                                                              ---------------------------------------------------------------
Net increase................................................    1,625,854    $  1,625,854           1,698,502    $  1,698,502
                                                              ===============================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Templeton Funds Annuity Company (TFAC) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

TM-8

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON MONEY MARKET FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.35%         First $200 million
0.30%         Over $200 million, up to and including $1.3 billion
0.25%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to TFAC based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

Legal fees of $248 were paid to a law firm in which a partner is an officer of the Fund.

                                                                            TM-9

PAGE


                       This page intentionally left blank

PAGE


                                                            TEMPLETON STOCK FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: TEMPLETON STOCK FUND SEEKS CAPITAL GROWTH THROUGH A POLICY OF INVESTING PRIMARILY IN COMMON STOCKS ISSUED BY COMPANIES, LARGE AND SMALL, IN VARIOUS NATIONS THROUGHOUT THE WORLD.
-------------------------------------------------------------------------------

Moderate economic growth and mild inflation in the U.S. combined with significant corporate restructuring in European countries led to strong gains in many equity markets during the reporting period. In Asia, however, currencies were unstable, with some weakening substantially, and many equity markets there fell. Latin American markets performed well during the early part of the period, but eventually suffered from the ongoing instability in Asia. By the end of the period, most Latin American equity markets had fallen significantly. Within this environment, the Fund's Class 1 shares delivered a 10.63% total return for the six months ended June 30, 1998, as discussed in the Performance Summary on page TS-5. Please keep in mind that Fund performance does not reflect expenses associated with the variable contract; had those expenses been included, performance would have been lower.


NORTH AMERICA

The U.S. stock market continued its upward surge, with the Standard & Poor's 500 Stock Index returning 16.8% during the six months under review. Two of our U.S. holdings, Ford Motor Co. and Home Depot Inc., rose 82.9% and 41.0%, respectively, and we sold some shares in Intel Corp. for a considerable profit. However, finding relatively cheap U.S. stocks became more difficult during the period so the Fund was underweight in U.S. holdings versus the Morgan Stanley Capital International (MSCI) World Index.*


TEMPLETON STOCK FUND
Geographic Distribution
Based on Total Net Assets
6/30/98

This chart shows in pie format the geographic distribution of Templeton Variable Products Series Fund - Templeton Stock Fund, based on total net assets as of June 30, 1998.

[PIE CHART APPEARS HERE]

EUROPE 57.2%
NORTH AMERICA 19.6%
LATIN AMERICA 8.0%
ASIA 6.8%
AUSTRALIA/NEW ZEALAND 5.7%
MIDDLE EAST/AFRICA 0.5%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS 2.2%


* The MSCI World Index includes approximately 1,500 companies representing the stock markets of 23 countries, including the U.S., Canada, the United Kingdom, and Japan.
You will find a
 complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page TS-8 of this report.

                                                                            TS-1

PAGE


TEMPLETON STOCK FUND
Top 10 Holdings on 6/30/98


This chart lists the top 10 holdings, including industry and country, of Templeton Variable Products Series Fund - Templeton Stock Fund, based on total net assets as of June 30, 1998.


COMPANY,                                                              % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Zuerich Versicherung, new,
Insurance, Switzerland                                                      2.3%

Banque Nationale de Paris BNP,
Banking, France                                                             2.0%

ING Groep NV,
Insurance, Netherlands                                                      1.9%

News Corp. Ltd.,
Broadcasting & Publishing,
Australia                                                                   1.9%

Telecom Italia SpA,
Telecommunications, Italy                                                   1.8%

Akzo Nobel NV,
Chemicals, Netherlands                                                      1.8%

Rhone-Poulenc SA, A,
Chemicals, France                                                           1.8%

Nokia AB, A,
Telecommunications, Finland                                                 1.7%

Societe Elf Aquitaine SA,
Energy Sources, France                                                      1.7%

Total SA, B,
Energy Sources, France                                                      1.6%

EUROPE

Europe continued to progress toward a single currency. During the past three years, European countries, with the exception of the United Kingdom, have been conducting the fiscal tightening necessary to meet membership requirements of the European Economic Union. The economies of many European countries, especially Germany and France, were slowed by these actions. We began increasing our exposure to European stocks as these slowdowns presented buying opportunities. As a result of such policy initiatives in various countries, interest rates throughout Europe fell, translating into strong gains in many stock markets there. Among the Fund's largest holdings, the stock price of Zuerich Versicherung, new, the Swiss insurance company, rose 35.3% during the period. And shares of Alcatel Alsthom Cie Generale D'Electricite SA, the French telecommunications equipment manufacturer, appreciated 55.4%. During the period, we realized substantial gains on the sale of Novartis AG, the large Swiss pharmaceutical company. As you know, we only sell shares when we find what we think are better bargains. In this case, we found and purchased shares in the Norwegian-based energy company Norsk Hydro AS. As a result of such transactions, we continue to be overweight in Europe versus the MSCI World Index.

ASIA

Asia's markets remained a difficult environment for investors as concerns persisted over debt repayment capabilities, potential currency devaluations, and ongoing bankruptcies in the region. Since our methodology led us to be underweight in Asia compared to the MSCI World Index (especially in Japan, where we still feel most share prices are overvalued), our exposure to Asian equities was only 6.8% of total net assets at the end of the reporting period. A further breakdown shows that 3.5% of total net assets were invested in Hong Kong equities and 0.1% in Singapore, with less than 0.1% in Indonesia or Thailand.



TS-2

PAGE


LATIN AMERICA

Latin American stock markets rebounded early in the period and appeared to be more resilient than most experts predicted. Compared to their Asian counterparts, the banking systems in both Argentina and Brazil remained healthy and consumer demand continued to be strong in these two countries. However, during the latter part of the period, even Latin American markets appeared to be affected by the Asian currency crisis and stock prices there fell significantly. Taking advantage of this decline, we added to our position in YPF Sociedad Anonima, ADR, Argentina's largest oil and gas company. We felt that given the strong fundamentals of this company, its stock price could improve if Asia recovers and Latin America continues its economic expansion. Bargains such as this, which became available to us in Latin America during the reporting period, resulted in the Fund's being overweighted in this region versus the MSCI World Index.

External factors such as the Asian crisis often adversely affect all emerging markets because investors tend to lose confidence in all such markets. And should Latin American companies with strong internal fundamentals become cheaper due to outside influences such as the Asian crisis, their stocks may become investment opportunities for the Fund. Looking forward, we shall continue to scour the globe in search of out-of-favor securities trading at depressed levels relative to their long-term "normalized" earnings. To us, normalized represents what a company could earn in the middle of a typical economic cycle and requires us to estimate earnings and cash flow for the next five years. We believe that such an approach should produce superior returns over the long term.

Please remember that this discussion accurately reflects our views and opinions as of June 30, 1998, the end of the reporting period. However, it is not necessarily a complete analysis of every material fact regarding any industry, security, or investment. Keep in mind that market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


TEMPLETON STOCK FUND
Top 10 Countries
6/30/98

Thisf chart lists the top 10 countries represented in Templeton Variable Products Series Fund - Templeton Stock Fund, based on total net assets as of June 30, 1998.

                                                   % OF TOTAL
COUNTRY                                            NET ASSETS
------------------------------------------------------------------
United States                                        15.8%
France                                               12.1%
United Kingdom                                        8.3%
Netherlands                                           7.5%
Switzerland                                           5.7%
Sweden                                                5.6%
Spain                                                 4.9%
Australia                                             4.9%
Hong Kong                                             3.5%
Brazil                                                3.3%



                                                                            TS-3

PAGE


It is important to remember that investments in foreign securities involve special risks including changes in currency values, market price swings, and economic, social, and political developments in the countries where the portfolios are invested. Developing markets involve similar but higher risks related to their smaller size and lesser liquidity. These risks are discussed in the prospectus.

Sincerely,


/s/MARK R. BEVERIDGE

Mark R. Beveridge, CFA, CIC
Portfolio Manager
Templeton Stock Fund



TS-4

PAGE


PERFORMANCE SUMMARY


CLASS 1

Templeton Stock Fund - Class 1 delivered a 10.63% total return for the six-month period ended June 30, 1998. Total return of Class 1 shares represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results. Past expense reductions by the manager increased returns.

NOTE: PERFORMANCE REFLECTS THE FUND'S CLASS 1 OPERATING EXPENSES, BUT DOES NOT INCLUDE ANY CONTRACT FEES, EXPENSES, OR SALES CHARGES. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER. THESE CONTRACT CHARGES AND DEDUCTIONS, PARTICULARLY FOR VARIABLE LIFE POLICIES, CAN HAVE A SIGNIFICANT EFFECT ON CONTRACT VALUES AND INSURANCE BENEFITS. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THESE CHARGES, INCLUDING SALES CHARGES.


TEMPLETON STOCK FUND - CLASS 1
Periods ended 6/30/98

                                                                                   SINCE
                                                                                  INCEPTION
                                                           1-YEAR       5-YEAR    (8/24/88)
---------------------------------------------------------------------------------------------
Average Annual Total Return                                 7.88%       17.14%       13.75%

Cumulative Total Return                                     7.88%      120.57%      255.78%

Value of $10,000 Investment                               $10,788      $22,057      $35,578

                                 6/30/94     6/30/95      6/30/96      6/30/97      6/30/98
---------------------------------------------------------------------------------------------
One-Year Total Return              15.27%      15.07%       21.32%       27.06%        7.88%



Investment return and the value of your principal will go up and down with market conditions, currencies and the economic, social, and political climates of the countries where investments are made. Emerging markets involve similar but higher risks related to their smaller size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


                                                                            TS-5

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
Financial Highlights

                                                 SIX MONTHS
                                                    ENDED                            YEAR ENDED DECEMBER 31,
                                                JUNE 30, 1998    ----------------------------------------------------------------
                                                 (UNAUDITED)       1997          1996          1995          1994          1993
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS 1
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.....           $23.19         $22.88        $20.83        $16.94        $17.53        $13.33
                                            -------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income...................              .27            .47           .41           .40           .26           .23
 Net realized and unrealized gains
   (losses)..............................             2.11           2.11          3.88          3.80          (.64)         4.23
                                            -------------------------------------------------------------------------------------
Total from investment operations.........             2.38           2.58          4.29          4.20          (.38)         4.46
                                            -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income...................             (.49)          (.40)         (.40)         (.27)         (.21)         (.25)
 Net realized gains......................            (2.06)         (1.87)        (1.84)         (.04)           --          (.01)
                                            -------------------------------------------------------------------------------------
Total distributions......................            (2.55)         (2.27)        (2.24)         (.31)         (.21)         (.26)
                                            -------------------------------------------------------------------------------------
Net asset value, end of period...........           $23.02         $23.19        $22.88        $20.83        $16.94        $17.53
                                            =====================================================================================

Total Return*............................           10.63%         11.88%        22.48%        25.24%       (2.20)%        34.00%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000's)........         $775,037       $732,248      $644,366      $498,777      $378,849      $298,392
Ratios to average net assets:
 Expenses................................             .89%**         .81%          .65%          .66%          .73%          .73%
 Net investment income...................            2.23%**        2.05%         2.06%         2.18%         1.81%         1.88%
Portfolio turnover rate..................           14.91%         25.82%        23.40%        33.93%         5.10%         4.88%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.

TS-6

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
Financial Highlights (continued)

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 1998          YEAR ENDED
                                                                (UNAUDITED)++      DECEMBER 31, 1997+
                                                               --------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS 2
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $23.15               $21.62
                                                               --------------------------------------
Income from investment operations:
 Net investment income......................................           .24                  .06
 Net realized and unrealized gains..........................          2.10                 1.47
                                                               --------------------------------------
Total from investment operations............................          2.34                 1.53
                                                               --------------------------------------
Less distributions from:
 Net investment income......................................          (.47)                  --
 Net realized gains.........................................         (2.06)                  --
                                                               --------------------------------------
Total distributions.........................................         (2.53)                  --
                                                               --------------------------------------
Net asset value, end of period..............................        $22.96               $23.15
                                                               ======================================
Total Return*...............................................        10.47%                7.08%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $23,303              $16,414
Ratios to average net assets:
 Expenses...................................................         1.14%**              1.14%**
 Net investment income......................................         2.09%**               .75%**
Portfolio turnover rate.....................................        14.91%               25.82%

*TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE. TOTAL RETURN IS NOT ANNUALIZED.
**ANNUALIZED.
+FOR THE PERIOD MAY 1, 1997 (EFFECTIVE DATE) TO DECEMBER 31, 1997.
++BASED ON WEIGHTED AVERAGE SHARES OUTSTANDING.

                       See Notes to Financial Statements.
                                                                            TS-7

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                 COUNTRY          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS 94.7%
AEROSPACE & MILITARY TECHNOLOGY
Raytheon Co., A.............................................  United States             255    $     14,694
                                                                                               ------------
APPLIANCES & HOUSEHOLD DURABLES .8%
Sony Corp...................................................      Japan              71,700       6,173,686
                                                                                               ------------
AUTOMOBILES 2.9%
Fiat SpA....................................................      Italy           1,452,780       6,378,158
Ford Motor Co...............................................  United States         130,000       7,670,000
General Motors Corp.........................................  United States           4,000         267,250
Volvo AB, B.................................................      Sweden            299,100       8,907,478
                                                                                               ------------
                                                                                                 23,222,886
                                                                                               ------------
BANKING 8.7%
Banco Bradesco SA, ADR......................................      Brazil            987,100       8,235,790
Banque Nationale de Paris BNP...............................      France            183,554      14,997,631
Banque Nationale de Paris BNP, ADR, 144A....................      France             11,300         923,288
Credit Suisse Group, reg....................................   Switzerland           40,000       8,900,316
Deutsche Bank AG............................................     Germany            131,300      11,118,673
HSBC Holdings Plc...........................................    Hong Kong           481,804      11,783,013
Nortel Inversora SA, ADR....................................    Argentina           143,700       3,574,538
*Philippine National Bank...................................   Philippines        1,776,212       2,108,453
Unidanmark AS, A............................................     Denmark             88,300       7,935,059
                                                                                               ------------
                                                                                                 69,576,761
                                                                                               ------------
BROADCASTING & PUBLISHING 1.3%
News Corp. Ltd..............................................    Australia            96,920         791,032
News Corp. Ltd., ADR........................................    Australia           260,000       8,352,500
Television Broadcasts Ltd...................................    Hong Kong           334,000         883,643
                                                                                               ------------
                                                                                                 10,027,175
                                                                                               ------------
BUILDING MATERIALS & COMPONENTS 1.9%
Cie de Saint Gobain.........................................      France             53,900       9,993,698
Pioneer International Ltd...................................    Australia         2,310,600       5,508,719
                                                                                               ------------
                                                                                                 15,502,417
                                                                                               ------------
BUSINESS & PUBLIC SERVICES 2.5%
Lex Service Plc.............................................  United Kingdom        588,500       4,880,110
SGS Societe Generale de Surveillance Holdings Ltd., br......   Switzerland            4,800       8,136,076
Waste Management Inc........................................  United States         208,300       7,290,500
                                                                                               ------------
                                                                                                 20,306,686
                                                                                               ------------
CHEMICALS 3.6%
Akzo Nobel NV...............................................   Netherlands           65,800      14,627,254
Rhone-Poulenc SA, A.........................................      France            254,302      14,342,868
                                                                                               ------------
                                                                                                 28,970,122
                                                                                               ------------
DATA PROCESSING & REPRODUCTION 2.1%
*3Com Corp..................................................  United States         144,400       4,431,275
*Bay Networks Inc...........................................  United States         223,100       7,194,975
*Newbridge Networks Corp....................................      Canada            215,300       5,153,744
                                                                                               ------------
                                                                                                 16,779,994
                                                                                               ------------
ELECTRICAL & ELECTRONICS 5.5%
ABB AB, A...................................................      Sweden            759,500      10,761,702
Alcatel Alsthom Cie Generale D'Electricite SA...............      France             60,635      12,345,631
Hitachi Ltd.................................................      Japan             274,000       1,786,720
Motorola Inc................................................  United States         127,500       6,701,719
Philips Electronics NV......................................   Netherlands          146,800      12,340,380
                                                                                               ------------
                                                                                                 43,936,152
                                                                                               ------------

TS-8

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRONIC COMPONENTS & INSTRUMENTS 1.4%
BICC Plc....................................................  United Kingdom         38,000    $     83,058
Intel Corp..................................................  United States         155,000      11,489,375
                                                                                               ------------
                                                                                                 11,572,433
                                                                                               ------------
ENERGY SOURCES 7.0%
Norsk Hydro AS..............................................      Norway            205,900       9,056,004
Perez Companc SA, B.........................................    Argentina           268,300       1,347,001
*Ranger Oil Ltd.............................................      Canada            774,600       5,664,263
Repsol SA...................................................      Spain             117,100       6,448,187
Societe Elf Aquitaine SA....................................      France             95,120      13,372,808
Total SA, B.................................................      France             99,997      12,999,941
Transportadora de Gas del Sur SA, ADR, B....................    Argentina            91,700       1,054,550
YPF Sociedad Anonima, ADR...................................    Argentina           208,300       6,262,019
                                                                                               ------------
                                                                                                 56,204,773
                                                                                               ------------
FINANCIAL SERVICES 3.9%
Associates First Capital Corp., A...........................  United States          34,071       2,619,208
Axa-UAP.....................................................      France            113,891      12,809,441
Fannie Mae..................................................  United States         204,800      12,441,600
Industrial Credit & Inv. Corp. of India, GDR, 144A..........      India             321,700       3,261,234
                                                                                               ------------
                                                                                                 31,131,483
                                                                                               ------------
FOOD & HOUSEHOLD PRODUCTS 1.1%
Oshawa Group Ltd............................................      Canada            476,000       8,577,743
                                                                                               ------------
FOREST PRODUCTS & PAPER 3.1%
*Asia Pacific Resources International Hldgs. Ltd., A........    Indonesia            35,000          63,438
Assidomaen AB...............................................      Sweden            150,000       4,363,691
Carter Holt Harvey Ltd......................................   New Zealand        1,283,352       1,119,197
Enso OY, R..................................................     Finland            475,300       5,111,265
Fletcher Challenge Ltd. Forestry Division...................   New Zealand        5,344,852       2,996,475
Georgia Pacific Corp........................................  United States         119,300       7,031,244
Stora Kopparbergs Bergslags AB, B...........................      Sweden            240,000       3,791,897
                                                                                               ------------
                                                                                                 24,477,207
                                                                                               ------------
HEALTH & PERSONAL CARE 4.5%
Astra AB, A.................................................      Sweden            110,066       2,249,653
Astra AB, B.................................................      Sweden            348,267       6,943,592
Medeva Plc..................................................  United Kingdom      3,069,000       8,756,282
Novartis AG.................................................   Switzerland            2,486       4,136,777
Nycomed Amersham Plc........................................  United Kingdom      1,266,123       9,404,964
Teva Pharmaceutical Industries Ltd., ADR....................      Israel            119,300       4,197,869
                                                                                               ------------
                                                                                                 35,689,137
                                                                                               ------------
INDUSTRIAL COMPONENTS 3.8%
BTR Plc.....................................................  United Kingdom      1,432,438       4,086,943
Exide Corp..................................................  United States         269,500       4,530,969
Goodyear Tire & Rubber Co...................................  United States         110,000       7,088,125
Granges AB..................................................      Sweden            421,725       7,720,705
Madeco Manufacturera de Cobre SA, ADR.......................      Chile             258,500       2,278,031
Yamato Kogyo Co. Ltd........................................      Japan             598,000       4,394,999
                                                                                               ------------
                                                                                                 30,099,772
                                                                                               ------------

                                                                           TS-9


PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 9.7%
GIO Australia Holdings Ltd..................................    Australia         3,126,915    $  8,024,185
HIH Winterthur International Holdings Ltd...................    Australia         1,918,765       3,386,349
ING Groep NV................................................   Netherlands          233,537      15,292,070
Muenchener Rueckversicherungs-Gesellschaft..................     Germany             12,976       4,629,664
Partnerre Ltd...............................................     Bermuda            215,000      10,965,000
Reliastar Financial Corp....................................  United States         227,400      10,915,200
Torchmark Corp..............................................  United States         126,000       5,764,500
Zuerich Versicherung, new...................................   Switzerland           29,000      18,507,384
                                                                                               ------------
                                                                                                 77,484,352
                                                                                               ------------
LEISURE & TOURISM 1.3%
Kuoni Reisen Holding AG, B..................................   Switzerland            1,185       5,882,813
Toei Co. Ltd................................................      Japan           1,402,500       4,416,129
                                                                                               ------------
                                                                                                 10,298,942
                                                                                               ------------
MACHINERY & ENGINEERING .7%
New Holland NV..............................................   Netherlands          288,200       5,655,925
                                                                                               ------------
MERCHANDISING 3.7%
Home Depot Inc..............................................  United States          57,100       4,742,869
House of Fraser Plc.........................................  United Kingdom      1,216,800       3,563,059
Macintosh Retail Group NV...................................   Netherlands          116,120       3,407,907
Safeway Plc.................................................  United Kingdom      1,234,300       8,103,865
Storehouse Plc..............................................  United Kingdom      2,297,000       9,619,698
                                                                                               ------------
                                                                                                 29,437,398
                                                                                               ------------
METALS & MINING 3.9%
Boehler Uddeholm AG.........................................     Austria             88,000       5,814,001
Chongqing Iron & Steel Ltd., H..............................      China          18,927,000       1,758,697
Eramet SA...................................................      France            127,200       5,040,873
Industrias Penoles SA.......................................      Mexico            221,400         702,192
*Ispat International NV.....................................   Netherlands          136,900       2,566,875
Reynolds Metals Co..........................................  United States         142,600       7,976,688
WMC Ltd.....................................................    Australia         2,423,584       7,293,894
                                                                                               ------------
                                                                                                 31,153,220
                                                                                               ------------
MULTI-INDUSTRY 2.8%
Alfa SA de CV, A............................................      Mexico             64,000         265,658
DESC SA de CV DESC, B.......................................      Mexico            892,900       4,550,948
DESC SA de CV DESC, C.......................................      Mexico                180             881
Hicom Holdings Bhd..........................................     Malaysia         3,826,800         968,810
Hutchison Whampoa Ltd.......................................    Hong Kong           891,100       4,703,558
Inchcape Plc................................................  United Kingdom      1,619,100       5,159,811
Jardine Matheson Holdings Ltd...............................    Hong Kong           587,055       1,585,049
Jardine Strategic Holdings Ltd..............................    Hong Kong                48              91
La Cemento Nacional SA, GDR.................................     Ecuador              1,000         160,000
La Cemento Nacional SA, GDR, 144A...........................     Ecuador              4,900         784,000
*Metro Pacific Corp. MDI....................................   Philippines       39,839,136         907,606
Swire Pacific Ltd., B.......................................    Hong Kong         5,117,500       3,071,055
                                                                                               ------------
                                                                                                 22,157,467
                                                                                               ------------
REAL ESTATE 1.7%
National Health Investors Inc...............................  United States         208,500       6,906,563
Summit Properties Inc.......................................  United States         346,700       6,565,631
                                                                                               ------------
                                                                                                 13,472,194
                                                                                               ------------

TS-10

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS 6.4%
*Jasmine International Public Co. Ltd., fgn.................     Thailand            98,000    $     31,856
Nokia AB, A.................................................     Finland            184,400      13,612,081
Telecom Italia SpA..........................................      Italy           1,970,700      14,398,178
Telecom Italia SpA, di Risp.................................      Italy              50,500         245,717
Telefonica de Argentina SA, B, ADR..........................    Argentina           136,400       4,424,475
Telefonica SA...............................................      Spain             158,100       7,322,026
Telefonica SA, ADR..........................................      Spain               1,200         166,875
Telefonos de Mexico SA (Telmex), ADR, L.....................      Mexico            225,800      10,852,513
                                                                                               ------------
                                                                                                 51,053,721
                                                                                               ------------
TEXTILES & APPAREL .8%
Dawson International Plc....................................  United Kingdom      3,450,000       2,475,223
*Fruit of the Loom Inc., A..................................  United States         125,000       4,148,438
                                                                                               ------------
                                                                                                  6,623,661
                                                                                               ------------
TRANSPORTATION 3.1%
Air New Zealand Ltd., B.....................................   New Zealand        2,099,100       2,255,562
Helikopter Services Group ASA...............................      Norway            601,600       6,115,176
Koninklijke Nedlloyd Groep NV...............................   Netherlands          291,500       5,918,273
Peninsular & Oriental Steam Navigation Co...................  United Kingdom        706,700      10,246,643
                                                                                               ------------
                                                                                                 24,535,654
                                                                                               ------------
UTILITIES ELECTRICAL & GAS 6.4%
Cia Sevillana de Electricidad SA............................      Spain             275,921       3,045,963
Endesa SA, ADR..............................................      Spain              14,400         311,400
Endesa SA, br...............................................      Spain             460,000      10,080,998
Evn Energie-Versorgung Niederoesterreich AG.................     Austria             65,520       9,804,782
Hong Kong Electric Holdings Ltd.............................    Hong Kong         2,021,500       6,261,260
Iberdrola SA................................................      Spain             706,000      11,483,049
VEBA AG.....................................................     Germany            144,000       9,812,742
                                                                                               ------------
                                                                                                 50,800,194
                                                                                               ------------
WHOLESALE & INTERNATIONAL TRADE .1%
Inchcape Motores Ltd........................................    Singapore         1,067,000         732,595
                                                                                               ------------
TOTAL COMMON STOCKS (COST $562,779,092).....................                                    755,668,444
                                                                                               ------------
PREFERRED STOCKS 3.1%
Banco Itau SA, pfd..........................................      Brazil          7,017,500       4,004,453
Embotelladora Andina SA, pfd., ADR, B.......................      Chile              69,800       1,090,625
News Corp. Ltd., pfd........................................    Australia           294,809       2,088,488
News Corp. Ltd., pfd., ADR..................................    Australia           130,000       3,672,500
Telecomunicacoes Brasileiras SA (Telebras), pfd.............      Brazil         88,209,044       9,594,240
Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR.......      Brazil              1,000         109,188
Usinas Siderugicas de Minas Gerais, pfd., ADR...............      Brazil            883,100       4,504,833
                                                                                               ------------
TOTAL PREFERRED STOCKS (COST $19,865,183)...................                                     25,064,327
                                                                                               ------------

                                                                          TS-11

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                 PRINCIPAL
                                                                 COUNTRY         AMOUNT**         VALUE
-----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (COST $16,354,470) 2.0%
U.S. Treasury Bills, 4.91% to 5.13%, with maturities to
  12/17/98..................................................  United States     $16,656,000    $ 16,360,388
                                                                                               ------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $598,998,745).............................................                                    797,093,159
                                                                                               ------------
(a)REPURCHASE AGREEMENT 1.3%
Bank of America, 5.65%, 7/01/98 (Maturity Value $10,001,569)
  (COST $10,000,000)
  Collateralized by U.S. Treasury Note......................  United States      10,000,000      10,000,000
                                                                                               ------------
TOTAL INVESTMENTS (COST $608,998,745) 101.1%................                                    807,093,159
OTHER ASSETS, LESS LIABILITIES (1.1%).......................                                    (8,752,802)
                                                                                               ------------
TOTAL NET ASSETS 100.0%.....................................                                   $798,340,357
                                                                                               ============

*NON-INCOME PRODUCING.
**SECURITIES TRADED IN U.S. DOLLARS.
(a)AT JUNE 30, 1998, ALL REPURCHASE AGREEMENTS HELD BY THE FUND HAD BEEN ENTERED INTO ON THAT DATE.

                       See Notes to Financial Statements.

TS-12

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $598,998,745)....  $797,093,159
 Repurchase agreement, at value and cost....................    10,000,000
 Receivables:
  Investment securities sold................................       441,263
  Fund shares sold..........................................        31,796
  Dividends and interest....................................     2,644,908
                                                              ------------
     Total assets...........................................   810,211,126
                                                              ------------
Liabilities:
 Payables:
  Investment securities purchased...........................    10,593,222
  Fund shares redeemed......................................       230,518
  To affiliates.............................................       525,293
 Funds advanced by custodian................................       123,734
 Accrued liabilities........................................       398,002
                                                              ------------
     Total liabilities......................................    11,870,769
                                                              ------------
Net assets, at value........................................  $798,340,357
                                                              ============
Net assets consist of:
 Undistributed net investment income........................  $  8,321,622
 Net unrealized appreciation................................   198,094,414
 Accumulated net realized gain..............................    29,497,065
 Beneficial shares..........................................   562,427,256
                                                              ------------
Net assets, at value........................................  $798,340,357
                                                              ============
CLASS 1:
 Net asset value per share ($775,036,987/33,667,958
  shares outstanding).......................................        $23.02
                                                              ============
CLASS 2:
 Net asset value per share ($23,303,370/1,015,024
  shares outstanding).......................................        $22.96
                                                              ============

                       See Notes to Financial Statements.
                                                                          TS-13

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $1,415,468)
 Dividends..................................................  $11,703,995
 Interest...................................................      498,645
                                                              -----------
      Total investment income...............................                $12,202,640
Expenses:
 Management fees (Note 4)...................................    2,712,054
 Administrative fees (Note 4)...............................      371,141
 Distribution fees - Class 2 (Note 4).......................       24,920
 Custodian fees.............................................      199,714
 Reports to shareholders....................................      149,494
 Professional fees..........................................       16,000
 Trustees' fees and expenses................................        9,400
 Other......................................................        6,027
                                                              -----------
      Total expenses........................................                  3,488,750
                                                                            -----------
       Net investment income................................                  8,713,890
                                                                            -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................   29,990,876
  Foreign currency transactions.............................     (151,902)
                                                              -----------
   Net realized gain........................................                 29,838,974
   Net unrealized appreciation on investments...............                 43,416,191
                                                                            -----------
Net realized and unrealized gain............................                 73,255,165
                                                                            -----------
Net increase in net assets resulting from operations........                $81,969,055
                                                                            ===========

                       See Notes to Financial Statements.
TS-14

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 1998         YEAR ENDED
                                                               (UNAUDITED)       DECEMBER 31, 1997
                                                              ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $  8,713,890         $ 15,090,974
  Net realized gain from investments and foreign currency
    transactions............................................    29,838,974           64,659,885
  Net unrealized appreciation (depreciation) on
    investments.............................................    43,416,191           (2,630,723)
                                                              ------------------------------------
     Net increase in net assets resulting from operations...    81,969,055           77,120,136
                                                              ------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class 1..................................................   (15,083,722)         (11,299,102)
   Class 2..................................................      (357,002)                  --
  Net realized gains:
   Class 1..................................................   (63,413,199)         (53,491,951)
   Class 2..................................................    (1,560,085)                  --
 Fund share transactions (Note 3):
   Class 1..................................................    41,043,802           75,008,241
   Class 2..................................................     7,079,529           16,958,890
                                                              ------------------------------------
     Net increase in net assets.............................    49,678,378          104,296,214
                                                              ------------------------------------
Net assets:
 Beginning of period........................................   748,661,979          644,365,765
                                                              ------------------------------------
 End of period..............................................  $798,340,357         $748,661,979
                                                              ====================================
Undistributed net investment income included in net assets:
 End of period..............................................  $  8,321,622         $ 15,048,456
                                                              ===================================


                       See Notes to Financial Statements.
                                                                          TS-15

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Stock Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks capital growth through a policy of investing primarily in common stocks issued by companies, large and small, in various nations throughout the world. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

TS-16

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. MERGER OF TEMPLETON VARIABLE ANNUITY FUND

On May 8, 1998, the Fund acquired all of the net assets of Templeton Variable Annuity Fund (Variable Annuity Fund) pursuant to a plan of reorganization approved by Variable Annuity Fund's shareholders. The merger was accomplished by a tax-free exchange of 699,965 Class 1 shares of the Fund (valued at $23.84 per share) for the net assets of the Variable Annuity Fund which aggregated $16,687,175, including $4,980,981 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $839,071,006.

3. BENEFICIAL SHARES

The Fund offers two classes of shares: Class 1 and Class 2 shares. The shares differ by their distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                                    JUNE 30, 1998                    DECEMBER 31, 1997
                                                              -------------------------------------------------------------
                                                                SHARES         AMOUNT              SHARES         AMOUNT
                                                              -------------------------------------------------------------
CLASS 1 SHARES:
Shares sold.................................................     640,546    $  9,892,138          4,159,792    $ 96,416,712
Shares issued on reinvestment of distributions..............   3,523,201      78,496,921          2,970,704      64,791,053
Shares issued on merger.....................................     699,965      16,687,175                 --              --
Shares redeemed.............................................  (2,773,579)    (64,032,432)        (3,715,179)    (86,199,524)
                                                              -------------------------------------------------------------
Net increase................................................   2,090,133    $ 41,043,802          3,415,317    $ 75,008,241
                                                              =============================================================

                                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                                    JUNE 30, 1998                    DECEMBER 31, 1997*
                                                              -------------------------------------------------------------
                                                                SHARES         AMOUNT              SHARES         AMOUNT
                                                              -------------------------------------------------------------
CLASS 2 SHARES:
Shares sold.................................................     382,633    $  8,947,542            780,245    $ 18,686,201
Shares issued on reinvestment of distributions..............      86,200       1,917,088                 --              --
Shares redeemed.............................................    (162,804)     (3,785,101)           (71,250)     (1,727,311)
                                                              -------------------------------------------------------------
Net increase................................................     306,029    $  7,079,529            708,995    $ 16,958,890
                                                              =============================================================
*Effective date of Class 2 shares was May 1, 1997.

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Templeton Funds Annuity Company (TFAC) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

                                                                          TS-17

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON STOCK FUND
Notes to Financial Statements (unaudited) (continued)

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to TFAC based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 shares, for costs incurred in marketing the Fund's Class 2 shares.

Legal fees of $11,732 were paid to a law firm in which a partner is an officer of the Fund.

5. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $263,300,329
Unrealized depreciation.....................................   (65,205,915)
                                                              ------------
Net unrealized appreciation.................................  $198,094,414
                                                              ============

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 1998 aggregated $113,826,904 and $133,796,213, respectively.

TS-18

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[LOGO] (R)
FRANKLIN(R) TEMPLETON(R)
100 Fountain Parkway
St. Petersburg, Florida 33716-1205













INSURANCE ISSUER
Phoenix Home Life Mutual Insurance Co.


TIP DISTRIBUTOR
WS Griffith and Co., Inc.


SERVICE CENTER
Phoenix's Variable Products Operations
1-800/243-4840

INVESTMENT MANAGERS
Templeton Investment Counsel, Inc., ("TICI")
Templeton Asset Management Ltd., Singapore

TRUST DISTRIBUTOR

Franklin Templeton Distributors, Inc.

This report must be preceded or accompanied by the current prospectus for Templeton Investment Plus (TIP), which includes the Phoenix Home Life Variable Accumulation Account and the Templeton Variable Products Series Fund prospectuses, which contain more detailed information, including sales charges, risks of an investment in TIP. Please read the prospectuses carefully before investing or sending money. These reports and prospectuses do not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


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